UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06625

The Payden & Rygel Investment Group

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Los Angeles, CA 90071

(Address of principal executive offices)

Edward S. Garlock, Esq.

Secretary

333 South Grand Avenue

Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 625-1900

Date of fiscal year end: October 31

Date of reporting period: July 31, 2006

Item 1.	Schedule of Investments - The Schedule of Investments for the period ended July 31, 2006

Bunker Hill Money Market Fund

Schedule of Investments - July 31, 2006

Principal or Shares	Security Description	Value (000)
U.S. Government Agency (a) (42%)
6,000,000	FHLMC Disc Note, 5.55%, 7/11/07	$5,997
5,000,000	FHLMC Disc Note, 5.17%, 4/3/07	4,833
10,000,000	FHLMC Disc Note, 5.06%, 4/18/07	9,622
5,000,000	FNMA Disc Note, 5.20%, 1/26/07	4,883
11,000,000	FNMA Disc Note, 5.20%, 2/23/07	10,683
5,000,000	FNMA Disc Note, 5.14%, 4/27/07	4,814
30,000,000	FHLB Disc Note, 5.1714%, 8/4/06	29,987
35,000,000	FHLMC Disc Note, 5.165%, 8/8/06	34,965
20,000,000	FHLMC Disc Note, 4%, 9/19/06	19,873
5,000,000	FHLB Disc Note, 3.75%, 1/16/07	4,979
40,000,000	FNMA Disc Note, 5.19%, 8/21/06	39,884
7,000,000	FNMA Disc Note, 3.8281%, 9/1/06	6,977
5,000,000	FNMA Disc Note, 4.4717%, 9/29/06	4,963
10,000,000	FNMA Disc Note, 5.1094%, 11/15/06	9,850
5,000,000	FNMA Disc Note, 4.5156%, 12/1/06	4,924
6,000,000	FNMA Disc Note, 5.55%, 7/16/07	5,994
2,000,000	IBRD Disc Note, 1%, 8/1/06	2,000
25,000,000	IBRD Disc Note, 1%, 8/7/06	24,978

		230,206

Investment Company (1%)
3,916,333	Dreyfus Treasury Cash Management Fund	3,916

Total (Cost - $234,122) (43%)		234,122

Repurchase Agreements (58%)
62,400,000	Morgan Stanley Tri Party, 5.26%, 8/1/06 (b)	62,400
25,000,000	Goldman Sachs Tri Party, 5.245%, 8/2/06 (c )	25,000
50,000,000	Goldman Sachs Tri Party, 5.26%, 8/2/06 (d)	50,000
65,000,000	Lehman Tri Party, 5.22%, 8/2/06 (e)	65,000
75,000,000	Barclays Tri Party, 5.25%, 8/1/06 (f)	75,000
40,000,000	J.P. Morgan Tri Party, 5.23%, 8/1/06 (g)	40,000

Total Repurchase Agreements (Cost - $317,400)		317,400
Liabilities in excess of Other Assets (-1%)		(8,020)

Net Assets (100%)		$543,502

_______________
(a) Discount rate at time of purchase
(b) The Morgan Stanley/Bank of New York repurchase agreement is collateralized by the following securities:

Principal	Security Description	Value
3,628,370	FNMS CI254833, 4.5% 08/01/18	$2,160,703
9,107,887	FNMS CI254140, 5.50% 01/01/17	2,111,503
2,471,546	FGPC A36348 G, 6.00% 08/01/35	2,096,534
2,468,311	FGPC B19738 G, 5.00% 09/01/20	2,102,771
2,199,800	FGPC A49191 G, 5.50% 05/01/36	2,099,106
2,791,381	FGPC A45988 G, 6.00% 04/01/35	2,114,917
3,143,000	FGPC G11606 G, 4.50% 05/01/18	2,168,755
2,236,108	FNMS CL895812,6.00% 04/01/36	2,183,803
2,199,098	FNMS CL895828, 5.50% 04/01/36	2,098,302
2,257,316	FNMS CI885048, 5.00% 03/01/21	2,140,596
2,203,470	FNMS CL880477, 6.00%05/01/36	2,143,967
2,208,563	FNMS CL872549, 6.00% 04/01/36	2,156,186
2,245,274	FNMS CI889936, 6.50% 04/01/21	2,165,747
3,102,795	FNAR LB847801, 5.24% 09/01/35	2,139,364
2,375,722	FNMS CI846908, 5.00% 12/01/20	2,152,686
2,361,117	FNMS CI845137, 5.00% 12/01/20	2,144,253
2,376,022	FNMS CL845183, 5.50% 11/01/35	2,145,430
2,245,530	FNMS CL845010, 5.50% 11/01/35	2,106,963
2,175,912	FNMS CL831567, 7.00% 05/01/36	2,127,690
2,428,256	FNMS CL830678, 5.50% 06/1/35	2,103,289

1,689,459	FNMS CL829388, 7.00% 11/01/35	1,579,216
2,471,887	FNMS CL829242, 4.50% 08/01/35	2,186,471
2,626,164	FNMS CI807151, 4.50% 02/01/20	2,108,924
2,590,840	FNMS CI799281, 4.50% 01/01/20	2,158,487
3,225,897	FNMS CI788247, 5.00% 07/01/19	2,108,310
3,000,300	FNMS CI779305, 5.00% 06/01/19	2,169,831
2,551,798	FNMS CI752011, 5.00% 05/01/20	2,149,555
6,681,682	FNMS CI734461, 6.50% 08/01/17	2,112,143
2,240,000	FNMS CI555549, 5.00% 06/01/18	1,088,574
9,449,253	FNMS CL357318, 5.50% 12/01/32	2,138,326

		$62,462,399

(c) The Goldman Sachs/Bank of New York repurchase agreement is collateralized by the following securities:

Principal	Security Description	Value
12,500,000	FNAR WS741447 3.92% 10/01/33	$4,267,861
4,007,757	FMAR 1K0023 G, 5.821% 05/01/36	4,060,085
7,476,179	FMAR 1G0182 G, 5.04% 04/01/35	4,152,476
6,789,434	FMAR 847210 G, 6.08% 09/01/33	4,158,561
5,033,376	FMAR 1B2840 G, 4.57% 03/01/35	3,025,725
8,178,459	FMAR 847180 G, 5.95% 03/01/30	4,220,440
1,947,035	FNAR LB804094, 4.87% 10/01/34	1,114,854

		$25,000,000

(d) The Goldman Sachs/Bank of New York repurchase agreement is collateralized by the following securities:

Principal	Security Description	Value
11,095,300	FNAR LB821436, 5.02% 06/01/35	$8,332,264
9,662,433	FNAR LB799726, 5.18% 11/01/34	6,669,507
10,445,105	FNAR LB 735898, 5.11% 07/01/35	8,566,670
35,776,472	FNAR WS708229, 4.26% 04/01/33	8,900,264
8,861,794	FMAR 1J1293 G, 6.65% 06/01/36	8,762,099
15,710,000	FNAR WS841058, 7.47% 08/01/35	8,769,196

		$50,000,001

(e) The Lehman Brothers/Bank of New York repurchase agreement is collateralized by the following securities:

Principal	Security Description	Value
47,006,050	FGPC A48686, 6.00% 05/01/36	$46,071,043
22,875,000	FNMS 745150, 4.50% 06/01/20	20,232,686

		$66,303,729

(f) The Barclays/Bank of New York repurchase agreement is collateralized by the following securities:

Principal	Security Description	Value
45,850,141	FNMS CL870636, 6.00% 07/01/36	$44,550,265
5,630,809	FGPC C90924 G, 5.00% 10/01/25	5,030,920
25,643,957	FNAR S1895684 05/01/36	25,418,815

		$75,000,000

(g) The JP Morgan/Bank of New York repurchase agreement is collateralized by the following securities:

Principal	Security Description	Value
5,718,584	FNMS 831338, 6.00% 02/01/36	$5,481,267
2,883,983	FNMS 836179, 4.50% 10/01/20	2,585,202
5,730,149	FNMS 844206, 4.50% 11/01/20	5,230,492
5,658,876	FNMS 844564, 5.50% 12/01/20	5,149,334
5,768,774	FNMS 847017, 5.50% 11/01/35	5,412,932
5,720,951	FNMS 849409, 5.50% 11/01/35	5,520,937
5,672,874	FNMS 849494, 5.50% 12/01/35	5,360,830
1,000,000	FNMS 852539, 4.50% 01/01/21	928,113
5,740,035	FNMS 879716, 4.50% 02/01/21	5,132,217

		$40,801,323

Limited Maturity Fund

Schedule of Investments - July 31, 2006

Principal or Shares	Security Description	Value (000)
Asset Backed (28%)
435,558	Ameriquest Mortgage Securities Inc., 5.33%, 1/25/34	$437
981,615	Asset Backed Funding Certificates, 5.27%, 4/25/34	988
1,003,817	Capital Auto Receivables Asset Trust, 2.00%, 11/15/07	996
3,750,000	Capital One Master Trust, 4.90% 3/15/10	3,734
211,494	Centex Home Equity, 5.16%, 3/25/34	212
5,621,011	Chase Manhattan Auto Owner Trust, 2.57%, 2/16/10	5,487
2,159,887	CIT Equipment Collateral, 2.20%, 3/20/08	2,135
2,465,387	CNH Equipment Trust, 2.57%, 9/15/09	2,415
287,388	First Franklin Mtg Loan Asset Backed Certificates, 5.20%, 11/25/34	287
3,871,428	First Franklin Mtg Loan Asset Backed Certificates, 5.24%, 1/25/35	3,879
1,000,000	Ford Credit Floorplan Master Owner Trust, 5.75%, 6/15/11	1,000
2,300,000	GE Capital Credit Card Master Note Trust, 5.10%, 6/15/11	2,302
5,241,386	GS Auto Loan Trust, 2.72%, 6/15/10	5,196
2,884,685	Harley-Davidson Motorcycle Trust, 4.30%, 5/15/10	2,860
2,137,735	Impac CMB Trust, 5.33%, 11/25/34	2,141
2,400,000	Long Beach Mortgage Loan Trust, 5.745%, 8/25/33	2,369
644,047	Morgan Stanley ABS Capital, 5.26%, 5/25/34	644
1,505,888	Morgan Stanley ABS Capital, 5.30%, 8/25/34	1,510
1,805,464	New Century Home Equity Loan Trust, 5.39%, 11/25/34	1,808
3,742,979	USAA Auto Owner Trust, 2.04%, 2/16/10	3,718
2,149,413	USAA Auto Owner Trust, 3.16%, 2/17/09	2,125
6,748,352	Whole Auto Loan Trust, 2.58%, 3/15/10	6,679
2,839,954	World Omni Auto Receivables Trust, 2.58%, 9/15/09	2,795
3,250,000	World Omni Auto Receivables Trust, 2.87%, 11/15/10	3,190

		58,907

Corporate (27%)
2,000,000	America Movil SA de CV, 5.74%, 4/27/07	2,002
3,000,000	American Express Centurion, 5.06%, 12/17/09	3,007
1,900,000	CC Funding Trust, 6.90%, 2/16/07	1,912
2,250,000	Centex Corp., 5.40%, 8/1/07	2,252
1,400,000	Comcast Corp., 5.80%, 7/14/09	1,402
3,000,000	Countrywide Home Loans, 4.96%, 2/27/08	3,001
1,000,000	DaimlerChrysler NA Holdings, 5.36%, 9/10/07	1,003
3,080,000	Deutsche Telekom International Finance, 5.12%, 3/23/09	3,082
2,750,000	Dominion Resources Inc., 5.27%, 9/28/07	2,752
2,300,000	EOP Operating LP, 7.75%, 11/15/07	2,358
1,145,000	Erac USA Finance Co.144A, 5.40%, 4/30/09 (b)	1,146
1,630,000	Gannett Co., 5.41%, 5/26/09	1,631
1,800,000	General Mills Inc., 5.125%, 2/15/07	1,796
3,000,000	HSBC Finance Corp., 5.03%, 11/16/09	3,016
1,000,000	Masco Corp. 144A, 5.12%, 3/9/07 (b)	1,001
3,000,000	Merrill Lynch & Co., 5.40%, 7/21/09	3,010
3,500,000	Morgan Stanley, 5.35%, 1/15/10	3,518
2,500,000	Public Service Enterprise, 5.31%, 9/21/08	2,504
1,345,000	Republic of Chile, 5.53%, 1/28/08	1,350
1,490,000	Safeway Inc., 5.31%, 3/27/09	1,491
1,810,000	SBC Communications Inc., 4.95%, 11/14/08	1,814
3,000,000	SLM Corp., 5.66%, 7/26/10	2,998
2,000,000	Telecom Italia Capital, 6.11%, 7/18/11	2,001
800,000	United Mexican States, 5.75%, 1/13/09	807
2,740,000	Oracle Corp., 5.73%, 1/13/09	2,742
1,900,000	Progess Energy Inc., 6.05%, 4/15/07	1,906

		55,502

Mortgage Backed (30%)
4,323,887	Bear Stearns Alt-A Trust, 5.913%, 3/25/36	4,328
637,317	Bear Stearns ALT-A Trust, 2.65%, 3/25/34	634
28,701,441	Countrywide Alternative Loan Trust, 0.75%, 12/26/06	58
2,003,226	Countrywide Home Loans, 5.76%, 8/25/34	2,049
731,425	FHLMC, 3.50%, 8/15/15	728
2,386,810	FHR 2759 AU, 3.50%, 5/15/19	2,353
2,713,616	FHR 2773 EK, 3.50%, 5/15/10	2,689
899,821	FNMA #613633, 5.81%, 10/1/26	906
6,289,219	FNMA #841850, 6.22%, 8/1/45	6,516
4,501,593	FNMA #847515, 3.61%, 2/1/34	4,470
5,483,668	FNMA #849088, 5.78%, 11/1/35	5,659
1,151,252	FNMA #851299, 6.11%, 9/1/45	1,185
3,584,274	FNMA #865488, 5.785%, 2/1/36	3,703
97,066	FNR 2003-11 GF, 5.11%, 2/25/18	97
695,199	GNR 99-43 FA	702

870,599	Homebanc Mortgage Trust, 5.39%, 8/25/29	872
3,576,619	PUMA Finance Ltd 144A, 4.92%, 8/9/35 (b)	3,583
1,083,254	Sequoia Mortgage Trust, 5.32%, 10/20/27	1,085
1,239,282	Structured ARM Loan Trust, 6.48%, 9/25/34	1,259
5,170,224	Structured Asset Mortgage Investment Inc., 5.07%, 2/25/36	5,212
4,271,246	Structured Asset Mortgage Investments Inc., 5.90%, 12/27/35	4,350
1,739,526	Structured Asset Mortgage Investments Inc., 6.06%, 7/25/32	1,756
3,887,908	Structured Asset Mortgage Investments Inc., 6.256%, 5/25/36	3,962
4,218,364	Washington Mutual, 4.828%, 5/25/46	4,217

		62,373

Commercial Paper (4%)
2,500,000	MetLife Funding CP, 1.00%, 10/16/06	2,472
2,500,000	Nestle Capital Corp., 1.00%, 9/19/06	2,482
2,500,000	QPP, 1.00%, 10/20/06	2,470

		7,424

U.S. Government Agency (10%)
8,000,000	FHLB, 3.75%, 1/16/07	7,937
10,000,000	FHLMC, 4.25%, 4/5/07	9,920
3,000,000	FNMA Disc Note, 5.19%, 8/21/06 (c)	2,991

		20,848

U.S. Treasury (0%)
300,000	U.S. Treasury Bill, 4.53%, 8/24/06 (c)	299
Investment Company (1%)
2,227,487	Bunker Hill Money Market Fund *	2,227

Total (Cost - $208,016) (a) (100%)		207,580
Other Assets, net of Liabilities (0%)		532

Net Assets (100%)		$208,112

__________
* Affiliated investment

(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$153
Unrealized depreciation		(589)

Net unrealized depreciation		$(436)

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933.
(c)	Discount rate at time of purchase

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Contract Price	Contract Value (000s)	Unrealized Appreciation (000s)
Liability:
8/25/2006	Canadian Dollar (Buy 1,200)	1.13	$1,061	$5

Open Swap Contracts (000s)

Contract Type	Expiration Date	Notional Principal	Unrealized Appreciation
Egypt Total Return Swap	Sep-06	$15,000	$73

Open Future Contracts

Number of contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized Depreciation (000s)
25	90 Day Euro Future	Dec-06	$7,542	$(18)
25	90 Day Euro Future	Mar-07	7,549	(24)
15	90 Day Euro Future	Jun-07	4,535	(17)
15	90 Day Euro Future	Sep-07	4,538	(18)
9	90 Day Euro Future	Dec-07	2,723	(11)
9	90 Day Euro Future	Mar-08	2,723	(11)
3	90 Day Euro Future	Jun-08	908	(4)
3	90 Day Euro Future	Sep-08	907	(4)
3	90 Day Euro Future	Dec-08	907	(4)
3	90 Day Euro Future	Mar-09	907	(4)

			$33,239	$(115)

Short Bond Fund

Schedule of Investments - July 31, 2006

Principal or Shares	Security Description	Value (000)
Asset Backed (21%)
3,000,000	Bank One Issuance Trust, 3.35%, 3/15/11	$2,883
5,000,000	Bank One Issuance Trust, 3.45%, 10/15/11	4,784
1,610,000	Capital One Master Trust 144A, 7.90%, 10/15/10 (b)	1,645
8,255,000	Capital One Multi-Asset Execution Trust, 3.65%, 7/15/11	7,983
7,000,000	Carmax Auto Owner Trust, 3.07%, 10/15/10	6,674
6,000,000	CNH Equipment Trust, 3.48%, 9/15/11	5,818
6,600,000	Ford Credit Auto Owner Trust, 3.88%, 1/15/10	6,408
4,900,000	Hertz Vehicle Financing LLC 144A, 2.85%, 5/25/09 (b)	4,712
4,100,000	Hertz Vehicle Financing LLC 144A, 3.23%, 5/25/09 (b)	3,882
3,600,000	MBNA Credit Card Master Note Trust, 2.70%, 9/15/09	3,533
9,270,000	Morgan Stanley Auto Loan Trust, 3.46%, 3/15/12	8,895
9,738,000	Whole Auto Loan Trust, 3.26%, 3/15/11	9,488

		66,705

Commercial Paper (1%)
1,000,000	Abbey National LLC., 1.00%, 9/5/06	995
1,500,000	Rabobank USA Finance, 1.00%, 9/11/06	1,491

		2,486

Corporate (33%)
1,140,000	Abbott Laboratories, 5.375%, 5/15/09	1,142
705,000	Allied Waste North America, 8.50%, 12/1/08	731
900,000	AMC Entertainment Inc., 4.99%, 1/26/13	902
4,805,000	Bellsouth Corp., 4.20%, 9/15/09	4,611
1,470,000	Boyd Gaming Corp. Loan, 3.89%, 6/30/11	1,468
4,600,000	Citigroup Inc., 3.625%, 2/9/09	4,409
3,710,000	Countrywide Home Loan, 3.25%, 5/21/08	3,568
2,980,000	CSX Corp., 6.25%, 10/15/08	3,023
2,190,000	DaimlerChrysler NA Holding Corp., 4.05%, 6/4/08	2,125
2,050,000	DaimlerChrysler NA Holdings, 4.75%, 1/15/08	2,020
3,660,000	Deutsche Telekom International Finance, 3.875%, 7/22/08	3,549
3,570,000	Diageo Capital Plc, 3.375%, 3/20/08	3,452
1,496,250	DRS Technologies Inc., 4.899%, 1/1/13	1,492
745,000	Echostar DBS Corp., 5.75%, 10/1/08	736
5,220,000	Gannett Co. Inc., 4.125%, 6/15/08	5,082
4,240,000	General Electric Capital Corp., 4.25%, 1/15/08	4,171
791,000	General Motors Acceptance Corp., 5.125%, 5/9/08	762
2,000,000	Georgia-Pacific Corp., 4.98%, 2/20/12	1,997
755,000	HCA Inc., 5.25%, 11/6/08	740
4,010,000	HSBC Finance Corp., 6.40%, 6/17/08	4,075
500,000	Ineos Group Holdings Plc, 4.975%, 2/1/14	503
500,000	Ineos Group Holdings Plc, 5.025%, 2/1/15	503
890,000	Intelsat Sub Holding Co. Ltd., 9.61375%, 1/15/12	903
857,644.3	Jarden Corp., 4.915%, 1/24/12	854
4,280,000	John Deere Capital Corp., 3.90%, 1/15/08	4,187
700,000	KB Home, 8.625%, 12/15/08	725
4,500,000	Kellogg Co., 2.875%, 6/1/08	4,297
3,330,000	Kroger CO., 7.45%, 3/1/08	3,415
3,580,000	Merrill Lynch & Co., 4.831%, 10/27/08	3,531
740,000	MGM Mirage Inc., 6.00%, 10/1/09	720
2,082,000	Midamerican Energy Holdings, 3.50%, 5/15/08	2,010
2,571,000	Motorola Inc., 4.608%, 11/16/07	2,543
730,000	MSW Energy Holdings, 7.375%, 9/1/10	730
750,000	Nalco Co., 5.03%, 11/4/10	748
1,496,250	NRG Energy Inc., 6.741%, 2/1/13	1,498
715,000	PSEG Energy Holdings, 8.625%, 2/15/08	736
745,000	Royal Caribbean Cruises, 7.00%, 10/15/07	752
3,592,000	SLM Corp., 4.00%, 1/15/09	3,471
710,000	Smithfield Foods Inc., 8.00%, 10/15/09	724
2,350,000	Sprint Capital Corporation, 6.375%, 5/12/09	2,396
4,420,000	Telecom Italia Capital, 4.00%, 11/15/08	4,260
5,000,000	Time Warner Inc., 6.15%, 5/1/07	5,022
4,850,000	UnitedHealth Group Inc., 3.375%, 8/15/07	4,741
5,000,000	Verizon Wireless Capital, 5.375%, 12/15/06	4,999
1,612,000	Wyeth, 4.375%, 3/1/08	1,585

		105,908

Foreign Government (1%)
137,684	Croatia, 5.62%, 7/31/06	138
9,100,000	Egypt Treasury Bill, 0.00%, 9/12/06 (d)	1,568
9,200,000	Egypt Treasury Bill, 0.00%, 9/26/06 (d)	1,580

		3,286

Mortgage Backed (31%)
3,671,567	Bear Stearns ALT-A Trust, 6.25%, 5/25/36	3,696

5,400,000	Bear Stearns Commercial Mortgage Securities, 3.869%, 2/11/41	5,173
6,567,770	FH 782784 ARM, 4.40%, 10/1/34	6,368
588,408	FHLMC, 3.50%, 8/15/15	586
5,376,655	FHR #2891 LN, 4.25%, 6/15/24	5,270
664,032	FNMA #1Q0025, 5.27%, 2/1/36	656
3,383,150	FNMA #708229, 4.27%, 4/1/33	3,344
2,435,079	FNMA #743821, 4.78%, 11/1/33	2,408
1,796,501	FNMA #755867, 4.28%, 12/1/33	1,755
3,119,040	FNMA #790762, 5.10%, 9/1/34	3,093
4,613,851	FNMA #790764, 4.98%, 9/1/34	4,559
4,193,915	FNMA #794792, 5.13%, 10/1/34	4,156
3,641,490	FNMA #794797, 4.79%, 10/1/34	3,582
5,503,886	GSR Mortgage Loan Trust, 4.80%, 9/25/34	5,417
10,444,084	Harborview Mortgage Loan Trust, 5.23%, 11/25/35	10,331
1,982,471	Indymac Indx Mortgage Loan Trust, 5.35%, 10/25/34	1,989
4,428,512	LB-UBS Commercial Mortgage Trust, 3.33%, 9/15/27	4,289
3,846,625	MLCC Mortgage Investors, Inc., 4.74%, 12/25/34	3,784
1,444,344	Morgan Stanley Mortgage Loan Trust, 6.01%, 7/25/34	1,467
6,700,000	Nomura Asset Securities Corp., 6.59%, 3/15/30	6,805
579,376	Provident Funding Mortgage Loan Trust, 4.05%, 4/25/34	563
8,766,285	Structured Adjustable Rate Mortgage Loan, 5.42%, 5/25/35	8,713
1,847,160	Structured ARM Loan Trust, 5.07%, 10/25/34	1,853
5,106,820	Structured ARM Loan Trust, 5.36%, 8/25/34	5,064
1,943,260	Structured Asset Mortgage Investments Inc., 6.55%, 10/19/34	1,978

		96,899

U.S. Government Agency (10%)
4,400,000	FNMA, 5.375%, 5/22/08	4,392
28,000,000	FHLB Disc Note, 5.1714%, 8/04/06 (c)	27,988

		32,380

U.S. Treasury (1%)
3,468,000	U.S. Treasury Note, 3.50%, 5/31/07	3,422

Investment Company (1%)
4,517,630	Bunker Hill Money Market Fund *	4,518

Total (Cost - $319,845) (a) (99%)		315,604
Other Assets, net of Liabilities (1%)		569

Net Assets (100%)		$316,173

_________
* Affiliated investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$73
Unrealized depreciation		(4,314)

Net unrealized depreciation		$(4,241)

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933.
(c)	Discount rate at time of purchase
(d)	Par in local currency

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Contract Price	Contract Value (000s)	Unrealized Appreciation (000s)
Liability:
8/25/2006	Canadian Dollar (Buy 3,580)	1.13	$3,166	$14

Open Swap Contracts (000s)
Contract Type		Date	Principal	Unrealized Appreciation (Depreciation)
CSC Credit Default Swap		Sep-11	$2,070	$(27)
IPG Credit Default Swap		Jun-08	920	(3)
MRK Credit Default Swap		Jun-13	5,264	—
Unisys Corp Credit Default Swap		Dec-06	750	2
Unisys Corp Credit Default Swap		Dec-07	1,000	(4)

			$10,004	$(32)

U.S. Government Fund

Schedule of Investments - July 31, 2006

Principal or Shares	Security Description	Value (000)
Mortgage Backed (44%)
1,474,681	FHARM #1B2420, 5.086%, 11/1/35	$1,440
1,465,028	FHARM #1J1279 5.916%, 4/1/36	1,464
1,500,000	FHARM #1K0030 5.99%, 7/1/36	1,500
778,583	FHLMC #2659, 3.00%, 12/15/21	760
632,996	FHR #2891 LN, 4.25%, 6/15/24	620
743,402	FHR 2676 KM, 3.50%, 12/15/13	733
843,996	FHR 2836 DG, 5.00%, 6/15/16	840
1,189,844	FHR 2852 TU, 3.50%, 1/15/13	1,180
853,756	FNMA #1Q0025, 5.27%, 2/1/36	843
1,299,048	FNMA #708229, 4.27%, 4/1/33	1,284
1,415,743	FNMA #743821, 4.78%, 11/1/33	1,400
1,432,569	FNMA #745621, 5.793%, 5/1/36	1,430
962,411	FNMA #755867, 4.28%, 12/1/33	940
353,900	FNMA #790762, 5.10%, 9/1/34	351
523,220	FNMA #790764, 4.98%, 9/1/34	517
619,010	FNMA #794792, 5.13%, 10/1/34	613
538,207	FNMA #794797, 4.79%, 10/1/34	529
1,085,462	FNMA #850120, 5.328%, 10/1/35	1,074
1,451,591	FNMA #878544, 5.375%, 3/1/36	1,443
1,499,991	FNMA #887019, 5.87%, 6/1/36	1,509
288,108	FNMA, 3.50%, 11/25/09	286
759,423	FHLMC, 5.125%, 10/15/15	753

		21,509

U.S. Government Agency (33%)
2,000,000	FHLB, 4.375%, 9/17/10	1,939
1,600,000	FHLMC, 4.25%, 7/15/09	1,558
850,000	FHLMC, 4.625%, 12/19/08	839
1,000,000	FNMA, 4.25%, 5/15/09	976
1,000,000	FNMA, 4.75%, 8/25/08	990
1,250,000	FNMA, 4.90%, 11/3/08	1,237
1,000,000	FNMA, 5.125%, 4/15/11	994
900,000	FNMA, 5.28%, 2/27/09	897
1,000,000	FNMA, 5.375%, 5/22/08	998
1,000,000	FNMA, 5.40%, 4/13/09	997
4,500,000	FHLB Discount Note, 5.17%, 8/4/06 (b)	4,498

		15,923

U.S. Treasury (28%)
3,300,000	U.S. Treasury Note, 4.875%, 5/31/08	3,292
1,900,000	U.S. Treasury Note, 3.50%, 8/15/09	1,825
3,800,000	U.S. Treasury Note, 3.625%, 1/15/10	3,645
1,500,000	U.S. Treasury Note, 3.875%, 9/15/10	1,442
2,000,000	U.S. Treasury Note, 4.375%, 12/15/10	1,958
1,300,000	U.S. Treasury Note, 4.75%, 3/31/11	1,291

		13,453

Investment Company (1%)
518,333	Bunker Hill Money Market Fund *	518

Total (Cost - $52,071) (a) (106%)		51,407
Liabilities in excess of Other Assets (-6%)		(3,105)

Net Assets (100%)		$48,302

__________
* Affiliated investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$14
Unrealized depreciation		(678)

Net unrealized depreciation		$(664)

(b) Discount rate at time of purchase

GNMA Fund

Schedule of Investments - July 31, 2006

Principal or Shares	Security Description	Value (000)
Mortgage Backed (148%)
891,748	FHLMC #780444, 5.65%, 3/1/33	$895
2,153,367	FH ARM #782784, 4.40%, 10/1/34	2,088
1,109,654	FNMA #665367, 5.93%, 8/1/32	1,121
2,000,000	FNR 06-27, 5.62%, 4/25/36	1,999
548,711	GNMA #2591, 7.00%, 5/20/28	564
5,072,499	GNMA #3515, 5.50%, 2/20/34	4,953
4,297,927	GNMA #3584, 6.00%, 7/20/34	4,298
4,697,623	GNMA #3599, 6.50%, 8/20/34	4,777
3,349,856	GNMA #3711, 5.50%, 5/20/35	3,269
6,879,478	GNMA #3747, 5.00%, 8/1/35	6,543
4,899,118	GNMA #3772, 5.00%, 10/20/35	4,659
6,807,282	GNMA #3785, 5.00%, 11/20/35	6,474
725,996	GNMA #582100, 7.50%, 4/15/32	756
74,047	GNMA #592286, 7.50%, 1/15/33	77
4,564,336	GNMA #605099, 5.50%, 3/15/34	4,473
3,433,785	GNMA #616826, 5.50%, 1/15/35	3,363
410,690	GNMA #780619, 7.00%, 8/15/12	421
571,073	GNMA #780853, 9.00%, 1/15/10	586
1,014,116	GNMA #781324, 7.00%, 7/15/31	1,047
751,979	GNMA #781445, 8.00%, 11/15/31	798
3,168,339	GNMA #781527, 6.00%, 11/15/32	3,175
1,646,271	GNMA #80013, 5.125%, 11/20/26	1,656
1,745,764	GNMA #80029, 4.375%, 1/20/27	1,753
681,720	GNMA #8006, 4.75%, 7/20/22	682
454,361	GNMA #80346, 5.13%, 11/20/29	456
432,532	GNMA #8041, 4.75%, 8/20/22	433
996,191	GNMA #80507, 4.375%, 4/20/31	998
2,358,535	GNMA #80546, 5.00%, 10/20/31	2,356
2,002,850	GNMA #80611, 4.375%, 6/20/32	2,006
1,019,813	GNMA #80612, 4.50%, 6/20/32	1,022
432,527	GNMA #8062, 5.13%, 10/20/22	434
1,942,761	GNMA #81018, 5.00%, 8/20/34	1,950
553,959	GNMA #8228, 4.75%, 7/20/23	554
518,338	GNMA #8301, 5.13%, 10/20/23	520
945,848	GNMA #8302, 5.13%, 10/20/23	949
572,546	GNMA #8339, 5.13%, 12/20/23	575
354,862	GNMA #8855, 5.125%, 10/20/21	356
384,483	GNMA #8867, 5.13%, 11/20/21	386
2,187,017	GNMA #8991, 5.125%, 10/20/26	2,196
9,600,000	GNMA TBA, 5.00%, 8/1/34 (b)	9,165
20,400,000	GNMA TBA, 6.00%, 8/1/34 (b)	20,400
32,150,000	GNMA TBA, 5.50%, 8/1/36 (b)	31,376
7,400,000	GNMA TBA, 6.50%, 8/1/33 (b)	7,534
3,654,522	GNR 2000-22 FG, 5.53%, 5/16/30	3,656
58,590	GNR 2000-26 F, 5.32%, 6/20/30	59
1,358,226	GNR 2000-26 F, 5.875%, 9/20/30	1,365
706,657	GNR 2000-9 FH, 5.41%, 2/16/30	714
765,337	GNR 2001-19, 5.41%, 5/16/31	770
2,724,259	GNR 2001-47 F, 5.73%, 9/16/31	2,745
2,085,329	GNR 2002-11, 5.42%, 2/20/32	2,110
711,868	GNR 2002-24 FA, 5.83%, 4/16/32	720
618,454	GNR 2002-4 FY, 5.36%, 1/16/32	623
2,935,465	GNR 2002-48 FT, 5.11%, 12/16/26	2,949
2,675,092	GNR 2002-76, 5.11%, 1/16/31	2,679
848,404	GNR 2002-76, 5.21%, 12/16/26	852
105,601	GNR 2003-1QK, 4.00%, 2/16/26	105

593,708	GNR 2003-97, 4.50%, 5/16/22	591
1,655,361	GNR 99-40 FE, 5.88%, 11/16/29	1,674
931,277	GNR 99-43 FA, 5.78%, 11/16/29	941
2,828,119	GNR 99-45 FC, 5.78%, 11/16/29	2,848
3,393,743	GNR 99-45 FH, 5.78%, 12/16/29	3,422

		172,916

U.S. Government Agency (1%)
500,000	FNMA Disc Note, 5.2656%, 11/29/06 (c)	491
U.S. Treasury (7%)
8,000,000	U.S. Treasury Bill, 4.52%, 8/17/06 (c)	7,983
Investment Company (3%)
4,353,170	Bunker Hill Money Market Fund *	4,359

Total (Cost - $187,827) (a) (159%)		185,749
Liabilities in excess of Other Assets (-59%)		(69,276)

Net Assets (100%)		$116,473

__________
* Affiliated investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$239
Unrealized depreciation		(2,317)

Net unrealized depreciation		$(2,078)

(b) Security purchased on a delayed delivery basis.
(c) Discount rate at time of purchase

Open Future Contracts

Number of contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized Depreciation (000s)
100	U.S. Treasury 2 Year Note Future	Sep-06	20,347	$(5)

Core Bond Fund

Schedule of Investments - July 31, 2006

Principal or Shares	Security Description	Value (000)
Asset Backed (14%)
20,800,000	American Express Credit Account Master 144A, 4.89%, 1/15/09 (b)	$20,800
2,227,024	Ameriquest Mortgage Securities Inc., 5.17%, 3/25/35	2,229
493,633	Ameriquest Mortgage Securities Inc., 5.33%, 1/25/34	495
3,940,000	Bank One Issuance Trust, 3.45%, 10/15/11	3,770
7,975,466	Capital Auto Receivables Asset Trust, 4.93%, 9/15/08	7,977
1,560,000	Capital One Auto Finance Trust, 5.075%, 12/15/12	1,560
400,000	Capital One Multi-Asset Execution Trust, 3.65%, 7/15/11	387
7,749,880	Centex Home Equity, 5.13%, 3/25/35	7,753
21,879	Centex Home Equity, 5.16%, 3/25/34	22
2,037,256	Countrywide Asset-Backed Certificates, 5.31%, 12/25/34	2,039
1,178,859	Countrywide Asset-Backed Certificates, 5.31%, 9/30/34	1,180
580,405	Credit-Based Asset Servicing & Securities, 5.08%, 12/25/35	581
277,857	CWL 2004-14 A2, 3.29%, 12/30/34	278
6,986,710	EMC Mortgage Loan Trust 144A, 5.43%, 5/25/40 (b)	6,993
23,514	First Franklin Mtg Loan Asset Backed Certificates, 5.20%, 11/25/34	24
64,524	First Franklin Mtg Loan Asset Backed Certificates, 5.24%, 1/25/35	65
3,300,000	Ford Credit Floorplan Master Owner Trust, 5.12%, 7/15/09	3,290
3,000,000	Ford Credit Floorplan Master Owner Trust, 5.48%, 6/15/11	3,000
800,000	Ford Credit Floorplan Master Owner Trust, 5.75%, 6/15/11	800
600,000	GE Capital Credit Card Master Note Trust, 2.119%, 9/15/10	601
460,000	GE Capital Credit Card Master Note Trust, 4.13%, 6/17/13	441
12,200,000	GE Dealer Floorplan Master Note Trust, 5.00%, 7/20/09	12,208
308,539	Impac CMB Trust, 5.33%, 11/25/34	309
3,490,202	Los Angeles Arena Funding LLC 144A, 7.656%, 12/15/26 (b)	3,669
1,200,000	MBNA Credit Card Master Note Trust, 3.65%, 3/15/11	1,159
1,610,117	Morgan Stanley ABS Capital, 5.26%, 5/25/34	1,611
7,200,000	Nissan Master Owner Trust Receivables, 4.96%, 9/15/08	7,205
11,400,000	Nomura Asset Securities Corp., 6.59%, 3/15/30	11,579
7,571,450	Option One Mortgage Loan Trust, 5.20%, 2/25/35	7,582
1,181,547	Residential Asset Securities Corp., 5.15%, 5/25/34	1,182
247,601	Sequoia Mortgage Trust, 5.32%, 10/20/27	248
81,897	SLM Student Loan Trust, 5.06%, 6/15/16	82
1,200,000	Superior Wholesale Inventory Financing Trust 144A, 5.15%, 5/15/09 (b)	1,202
13,500,000	Volkswagon Credit Auto Master Trust, 4.94%, 7/20/10	13,500

		125,821

Corporate (5%)
2,156,000	Bank of America Corp., 3.875%, 1/15/08	2,110
1,060,000	Bank of America Corp., 4.25%, 10/1/10	1,013
1,949,000	Bear Stearns Co. Inc., 4.55%, 6/23/10	1,882
1,836,000	British Sky Broadcasting, 8.20%, 7/15/09	1,958
1,227,000	Cisco Systems Inc., 5.25%, 2/22/11	1,213
1,355,000	Citigroup Inc., 4.625%, 8/3/10	1,316
2,030,000	Citigroup Inc., 5.125%, 2/14/11	2,001
3,313,000	CIT Group Co. of Canada, 4.65%, 7/1/10	3,202
1,081,000	DaimlerChrysler NA Holding Corp., 4.05%, 6/4/08	1,049
1,084,000	DaimlerChrysler NA Holding Corp., 4.875%, 6/15/10	1,044
850,000	Discover Card Master Trust I, 5.39813%, 1/17/12	850
3,500,000	Dominion Resources Inc., 5.27%, 9/28/07	3,503
1,717,000	Dominion Resources Inc., 8.125%, 6/15/10	1,854
896,000	Intel Corp., 2.95%, 12/15/35	748
1,463,000	International Lease Finance Corp., 5.125%, 11/1/10	1,440
1,648,000	JP Morgan Chase & Co., 3.625%, 5/1/08	1,597
1,068,000	JP MOrgan Chase & CO., 5.60%, 6/1/11	1,070
953,000	Keyspan Corp., 7.625%, 11/15/10	1,018
919,000	Kowloon-Canton Railway, 8.00%, 3/15/10	991
2,841,000	Morgan Stanley, 3.625%, 4/1/08	2,758
2,680,000	Morgan Stanley, 5.23%, 7/27/07	2,683
1,035,000	Nextel Communications, 6.875%, 10/31/13	1,046
1,341,000	Oracle Corp., 5.00%, 1/15/11	1,306
856,000	SLM Corp., 5.45%, 4/25/11	849
2,180,000	Telecom Italia Capital, 4.875%, 10/1/10	2,096
1,176,000	Wyeth, 4.375%, 3/1/08	1,156

		41,753

Foreign Government (3%)
9,510,000	Bundesrepublic Deutschland, 4.00%, 1/4/37 (e)	11,743
521,821	Croatia, 5.62%, 7/31/06	522
5,751,818	Croatia, 5.62%, 7/31/10	5,773
35,000,000	Egypt Treasury Bill, 0.00%, 9/26/06 (e)	6,012

		24,050

Mortgage Backed (53%)
15,800,000	Arran Residential Mortgages Funding, 5.15%, 4/12/36 (b)	15,792
1,546,000	Banc of America Commercial Mortgage Inc., 4.176%, 11/10/41	1,494
8,692,000	Banc of America Commercial Mortgage Inc., 4.50%, 7/10/43	8,397
8,325,000	Banc of America Large Loan 144A, 5.07%, 7/14/08 (b)	8,325
2,176,090	Bear Stearns ABS, 4.43%, 3/25/44	2,145
2,478,034	Bear Stearns ARM, 6.10%, 6/25/31	2,482
1,400,000	Bear Stearns Commercial Mortgage Securities, 6.46%, 10/15/36	1,457
4,961,968	Countrywide Alternative Loan Trust, 5.20%, 6/25/35	4,985
4,854,667	Countrywide Home Loans, 5.76%, 8/25/34	4,965
1,873,418	FNMA #670385, 6.50%, 9/1/32	1,904
6,700,875	FNMA #725423, 5.50%, 5/1/34	6,537
16,616,801	FNMA #725424, 5.50%, 4/1/34	16,212
4,502,771	FNMA #725425, 5.50%, 4/1/34	4,393
20,380,000	FNMA TBA, 5.00%, 8/1/35 (c)	19,284
79,059,000	FNMA TBA, 5.50%, 8/1/34 (c)	76,761
121,740,000	FNMA TBA, 6.00%, 8/1/32 (c)	120,940
5,596,556	FNMA, 5.26%, 2/25/44	5,704
290,000	GE Capital Commercial Mortgage Corp., 4.35%, 6/10/48	280
6,700,000	Global Signal Trust 144A, 5.45%, 2/15/36 (b)	6,644
1,373,514	GN 616826 30YR	1,345
6,045,000	GS Mortgage Securities Corp., 4.475%, 7/10/39	5,846
9,950,000	GS Mortgage Securities Corp., 4.75%, 7/10/39	9,318
6,900,000	GS Mortgage Securities Corp., 5.396%, 8/10/38	6,766
11,510,000	GS Mortgage Securities Corp., 5.51%, 4/10/38	11,490
6,366,056	Interstar Millennium Trust, 4.98%, 12/8/36	6,392
2,324,000	JP Morgan Chase Commercial Sec Corp., 5.02%, 8/12/37	2,288
12,390,000	LB-UBS Commercial Mortgage Trust, 4.821%, 4/15/30	12,126
10,100,000	Merrill Lynch Mortgage Trust, 4.556%, 5/12/43	9,765
5,880,000	Merrill Lynch Mortgage Trust, 5.42%, 11/12/37	5,713
171,692	Option One Mortgage Loan Trust, 5.50%, 6/25/32	172
5,620,402	PUMA Finance Ltd 144A, 4.92%, 8/9/35 (b)	5,631
6,495,257	Structured Asset Mortgage Investment Inc., 5.07%, 2/25/36	6,547
4,790,914	Structured Asset Mortgage Investments Inc., 5.90%, 12/27/35	4,880
4,210,061	Structured Asset Mortgage Investments Inc., 6.20%, 5/25/45	4,303
94,514	Thornburg Mortgage Securities Trust, 4.80%, 3/25/44	95
72,356	Thornburg Mortgage Securities Trust, 5.30%, 4/25/43	72
5,260,000	Wachovia Bank Commercial Mortgage Trust, 4.38%, 10/15/41	5,088
2,922,766	Washington Mutual, 4.38%, 12/25/32	2,879
3,762,693	Washington Mutual, 4.94%, 8/25/35	3,711
6,060,000	Washington Mutual, 5.2855%, 1/28/36	5,959
4,990,191	Wells Fargo MBS, 3.39%, 7/25/34	5,007
1,500,000	FHLMC, 6.50%, 8/1/36	1,518
10,550,000	FHLMC, 6.50%, 9/1/36	10,665
29,641,000	GNMA, 5.50%, 8/1/36	28,928

		465,205

U.S. Government Agency (5%)
19,850,000	FHLMC, 4.00%, 8/17/07	19,574
9,580,000	FHLMC, 4.125%, 10/18/10	9,169
2,460,000	FHLMC, 6.25%, 7/15/32	2,710
11,720,000	FNMA, 3.25%, 2/15/09	11,175

		42,628

U.S. Treasury (40%)
55,630,000	U.S. Treasury Bill, 4.52%, 8/17/06 (d)	55,510
15,000,000	U.S. Treasury Bill, 4.64%, 8/10/06 (d)	14,982
7,149,000	U.S. Treasury Bill, 4.77%, 9/21/06 (d)	7,100
11,743,000	U.S. Treasury Bond, 6.00%, 2/15/26	12,927
17,010,000	U.S. Treasury Bond, 6.125%, 11/15/27	19,099
13,160,000	U.S. Treasury Bond, 6.25%, 8/15/23	14,736
127,000	U.S. Treasury Note, 2.625%, 5/15/08	122
65,000	U.S. Treasury Note, 3.00%, 2/15/09	62
5,940,000	U.S. Treasury Note, 3.125%, 10/15/08	5,715
5,080,000	U.S. Treasury Note, 3.625%, 6/30/07	5,012
21,417,000	U.S. Treasury Note, 3.875%, 9/15/10	20,595

53,010,000	U.S. Treasury Note, 4.00%, 2/15/15	49,485
500,000	U.S. Treasury Note, 4.00%, 3/15/10	485
46,112,000	U.S. Treasury Note, 4.25%, 8/15/13	44,248
100,180,000	U.S. Treasury Note, 4.50%, 11/15/15	96,627
3,300,000	U.S. Treasury Note, 4.50%, 2/15/36	3,013

		349,718

Investment Company (1%)
11,979,791	Bunker Hill Money Market Fund *	11,980

Total (Cost - $1,066,572) (a) (121%)		1,061,155
Liabilities in excess of Other Assets (-21%)		(183,217)

Net Assets (100%)		$877,938

*	Affiliated investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$2,687
Unrealized depreciation	(8,104)

Net unrealized depreciation	$(5,417)

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933.
(c)	Security was purchased on a delayed delivery basis.
(d)	Discount rate at time of purchase.
(e)	Par in local currency

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Contract Price	Contract Value (000s)	Unrealized Appreciation (000s)
Liability:
8/25/2006	Candian Dollar (Buy 17,904)	1.13	$523	$3

Open Swap Contracts (000s)
Contract Type		Expiration Date	Notional Principal	Unrealized Appreciation (Depreciation)
CSC Credit Default Swap		Sep-11	$4,975	$(67)
MRK Credit Default Swap		Jun-13	12,355	—
Japan Total Return Swap		Apr-11	3,760,000	(121)
Japan Total Return Swap		Apr-26	1,160,000	6

			$4,937,330	$(182)

Open Future Contracts
Number of contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
1,830	U.S. Treasury 10 Year Note Future	Sep-06	$372,348	$(187)
333	Euro BOBL Future	Sep-06	46,704	(172)
26	Japan Treasury 10 Year Note Future	Sep-06	29,919	117

			$448,971	$(242)

Open Option Contracts

Number of contracts	Contract Type	Expiration Date	Current Value (000’s)	Unrealized Depreciation (000’s)
314	90 Day Euro Futures	Jun-06	$78	$(41)

Opportunity Bond Fund

Schedule of Investments - July 31, 2006

Principal or Shares	Security Description	Value (000)
Asset Backed (19%)
3,500,000	American Express Credit Account Master 144A, 4.89%, 1/15/09 (b)	$3,500
1,191,736	Capital Auto Receivables Asset Trust, 4.93%, 9/15/08	1,192
1,913,551	Centex Home Equity, 5.13%, 3/25/35	1,914
1,400,000	Countrywide Asset-Backed Certificates, 5.16%, 5/25/35	1,401
1,036,438	Credit-Based Asset Servicing & Securities, 5.08%, 12/25/35	1,037
1,342,611	EMC Mortgage Loan Trust 144A, 5.43%, 5/25/40 (b)	1,344
500,000	Ford Credit Floorplan Master Owner Trust, 5.12%, 7/15/09	498
500,000	Ford Credit Floorplan Master Owner Trust, 5.48%, 6/15/11	500
2,300,000	GE Dealer Floorplan Master Note Trust, 5.00%, 7/20/09	2,302
1,032,313	Los Angeles Arena Funding LLC 144A, 7.656%, 12/15/26 (b)	1,085
335,441	Morgan Stanley ABS Capital, 5.26%, 5/25/34	336
1,645,967	Option One Mortgage Loan Trust, 5.20%, 2/25/35	1,648
2,453,982	Residential Asset Securities Corp., 5.15%, 5/25/34	2,456
993,807	Structured Asset Investment Loan Trust, 5.26%, 9/25/34	994

		20,207

Corporate (5%)
266,000	Bank of America Corp., 3.875%, 1/15/08	260
127,000	Bank of America Corp., 4.25%, 10/1/10	121
241,000	Bear Stearns Co. Inc., 4.55%, 6/23/10	233
240,000	British Sky Broadcasting, 8.20%, 7/15/09	256
151,000	Cisco Systems Inc., 5.25%, 2/22/11	149
167,000	Citigroup Inc., 4.625%, 8/3/10	162
250,000	Citigroup Inc., 5.125%, 2/14/11	247
398,000	CIT Group Co. of Canada, 4.65%, 7/1/10	385
134,000	DaimlerChrysler NA Holding Corp., 4.05%, 6/4/08	130
134,000	DaimlerChrysler NA Holding Corp., 4.875%, 6/15/10	129
750,000	Dominion Resources Inc., 5.27%, 9/28/07	751
212,000	Dominion Resources Inc., 8.125%, 6/15/10	229
176,000	International Lease Finance Corp., 5.125%, 11/1/10	173
200,000	JP Morgan Chase & Co., 3.625%, 5/1/08	194
166,000	JP MOrgan Chase & CO., 5.60%, 6/1/11	166
117,000	Keyspan Corp., 7.625%, 11/15/10	125
119,000	Kowloon-Canton Railway, 8.00%, 3/15/10	128
346,000	Morgan Stanley, 3.625%, 4/1/08	336
123,000	Nextel Communications, 6.875%, 10/31/13	124
166,000	Oracle Corp., 5.00%, 1/15/11	162
106,000	SLM Corp., 5.45%, 4/25/11	105
278,000	Telecom Italia Capital, 4.875%, 10/1/10	267
146,000	Wyeth, 4.375%, 3/1/08	144

		4,976

Foreign Government (3%) (e)
1,236,000	Bundesrepublic Deutschland, 4.00%, 1/4/37	1,526
8,400,000	Egypt Treasury Bill, 0.00%, 9/12/06	1,448

		2,974

Mortgage Backed (53%)
1,800,000	Arran Residential Mortgages Funding, 5.15%, 4/12/36 (b)	1,799
271,000	Banc of America Commercial Mortgage Inc., 4.176%, 11/10/41	262
1,110,000	Banc of America Commercial Mortgage Inc., 4.50%, 7/10/43	1,072
1,600,000	Banc of America Large Loan 144A, 5.07%, 7/14/08 (b)	1,600
951,610	Countrywide Alternative Loan Trust, 5.20%, 6/25/35	956
888,819	Countrywide Home Loans, 5.76%, 8/25/34	909
1,718,463	Countrywide Home Loans, 5.86%, 1/20/35	1,781
437,212	FNMA #670385, 6.50%, 9/1/32	444
1,244,194	FNMA #725423, 5.50%, 5/1/34	1,214
3,108,260	FNMA #725424, 5.50%, 4/1/34	3,032
749,776	FNMA #725425, 5.50%, 4/1/34	731
2,620,000	FNMA TBA, 5.00%, 8/1/35 (c)	2,479
7,630,000	FNMA TBA, 5.50%, 8/1/34 (c)	7,408
15,220,000	FNMA TBA, 6.00%, 8/1/32 (c)	15,120
1,030,136	GN 616826 30YR	1,009
390,000	GS Mortgage Securities Corp., 4.475%, 7/10/39	377
1,740,000	GS Mortgage Securities Corp., 4.75%, 7/10/39	1,630
1,190,000	GS Mortgage Securities Corp., 5.51%, 4/10/38	1,189
440,000	JP Morgan Chase Commercial Sec Corp., 5.02%, 8/12/37	433
1,140,000	LB-UBS Commercial Mortgage Trust, 4.821%, 4/15/30	1,116
1,160,000	Merrill Lynch Mortgage Trust, 5.42%, 11/12/37	1,128
995,939	Structured Asset Mortgage Investment Inc., 5.07%, 2/25/36	1,004
939,674	Structured Asset Mortgage Investments Inc., 5.90%, 12/27/35	957
911,219	Structured Asset Mortgage Investments Inc., 6.20%, 5/25/45	931
970,000	Wachovia Bank Commercial Mortgage Trust, 4.38%, 10/15/41	938
745,088	Washington Mutual, 4.94%, 8/25/35	735

1,200,000	Washington Mutual, 5.2855%, 1/28/36	1,180
1,220,000	FHLMC, 6.50%, 9/1/36	1,233
2,890,000	GNMA, 5.50%, 8/1/36	2,820

		55,487

U.S. Government Agency (6%)
2,480,000	FHLMC, 4.00%, 8/17/07	2,446
1,210,000	FHLMC, 4.125%, 10/18/10	1,158
1,570,000	FNMA, 3.25%, 2/15/09	1,497
680,000	FHLB Disc Note, 5.1028%, 11/22/06 (d)	669

		5,770

U.S. Treasury (29%)
885,000	U.S. Treasury Bill, 4.77%, 9/21/06 (d)	879
1,408,000	U.S. Treasury Bond, 6.00%, 2/15/26	1,550
2,230,000	U.S. Treasury Bond, 6.125%, 11/15/27	2,504
2,840,000	U.S. Treasury Bond, 6.25%, 8/15/23	3,180
3,649,000	U.S. Treasury Note, 3.875%, 9/15/10	3,509
5,380,000	U.S. Treasury Note, 4.00%, 2/15/15	5,022
5,454,000	U.S. Treasury Note, 4.25%, 8/15/13	5,234
7,943,000	U.S. Treasury Note, 4.50%, 11/15/15	7,661
1,010,000	U.S. Treasury Note, 4.50%, 2/15/36	922

		30,461

Investment Company (3%)
3,583,429	Bunker Hill Money Market Fund *	3,583

Total (Cost - $124,305) (a) (118%)		123,458
Liabilities in excess of Other Assets (-18%)		(19,574)

Net Assets (100%)		$103,884

*	Affiliated investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$365
Unrealized depreciation	(1,212)

Net unrealized depreciation	$(847)

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933.
(c)	Security was purchased on a delayed delivery basis.
(d)	Discount rate at time of purchase.
(e)	Par in local currency

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Contract Price	Contract Value (000s)	Unrealized Depreciation (000s)
Liability:
8/25/2006	Canadian Dollars (Buy 2,345)	1.13	$2,076	$(20)

Open Future Contracts
Number of contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
230	U.S. Treasury 2 Year Note Future	Sep-06	$46,798	$(22)
43	European Bobl Future	Sep-06	6,031	(22)
3	Japanese Treasury 10 Year Note Future	Sep-06	3,452	13

			$56,281	$(31)

Open Swap Contracts (000s)
Contract Type		Expiration Date	Notional Principal	Unrealized Appreciation (Depreciation)
CSC Credit Default Swap		Sep-11	$655	$(9)
MRK Credit Default Swap		Jun-13	1,721	(7)
Japan Total Return Swap		Apr-11	650,000	(21)
Japan Total Return Swap		Apr-26	200,000	1

			$852,376	$(36)

High Income Fund

Schedule of Investments - July 31, 2006

Principal or Shares	Security Description	Value (000)
Communications (15%)
605,000	CCH II LLC/CCH II Capital Co., 10.25%, 9/15/10	$611
2,200,000	Charter Comm Opt LLC/CAP. 144A, 8.00%, 4/30/12 (b)	2,195
600,000	Cincinnati Bell Inc., 8.375%, 1/15/14	588
2,705,000	Citizens Communications, 6.25%, 1/15/13	2,577
600,000	Citizens Communications, 9.00%, 8/15/31	615
3,625,000	CSC Holdings Inc., 8.125%, 07/15/09	3,711
2,445,000	Dex Media Inc., 8.00%, 11/15/13	2,445
2,280,000	Dobson Cellular Systems, 8.375%, 11/1/11	2,360
1,875,000	Houghton Mifflin Co., 8.25%, 2/1/11	1,894
1,000,000	Intel Cable Plc, 9.125%, 8/15/16	1,013
4,215,000	Liberty Media Corp., 5.70%, 5/15/13	3,907
2,050,000	Media News Group Inc., 6.375%, 4/1/14	1,786
1,215,000	Mediacom LLC/Mediacom Capital Corp., 9.50%, 1/15/13	1,230
4,155,000	Qwest Communications Int, 7.50%, 2/15/14	4,072
3,700,000	Rogers Wireless Inc., 6.375%, 3/1/14	3,552
1,470,000	Scholastic Corp., 5.00%, 4/15/13	1,284
1,990,000	Videotron Ltee , 6.375%, 12/15/15	1,811
1,940,000	Warner Music Group, 7.375%, 4/15/14	1,872

		37,523

Consumer Cyclical (13%)
43,483	Air 2 US 144A, 8.027%, 10/1/19 (b)	44
2,475,000	Boyd Gaming Corp., 7.75%, 12/15/12	2,463
180,000	Central Garden & Pet Co., 9.125%, 2/1/13	185
535,768	Continental Airlines Inc., 9.558%, 9/1/19	553
465,000	Cooper Standard Auto, 8.375%, 12/15/14	349
1,605,000	Ford Motor Co., 7.45%, 7/16/31	1,180
3,175,000	Ford Motor Credit Co., 7.00%, 10/1/13	2,789
1,330,000	General Motors Acceptance Corp., 5.125%, 5/9/08	1,282
1,245,000	General Motors Acceptance Corp., 7.25%, 3/2/11	1,220
970,000	General Motors Acceptance Corp., 8.00%, 11/1/31	951
1,700,000	General Motors Corp., 7.20%, 1/15/11	1,509
760,000	General Motors Corp., 8.375%, 7/15/33	623
700,000	Herbst Gaming Inc., 8.125%, 6/1/12	711
1,235,000	Isle of Capri Casinos, 7.00%, 3/1/14	1,179
635,000	MGM Mirage Inc. 144A, 6.75%, 4/1/13 (b)	610
4,650,000	MGM Mirage Inc., 6.00%, 10/1/09	4,522
1,975,000	Mohegan Tribal Gaming, 6.125%, 2/15/13	1,876
2,000,000	Norcross Safety Products, 9.875%, 8/15/11	2,080
885,000	Phillips Van-Heusen, 7.25%, 2/15/11	878
1,140,000	Reynolds American Inc., 6.50%, 6/01/12 (b)	1,148
100,000	Reynolds American Inc., 6.50%, 7/15/10 (b)	99
1,285,000	San Pasqual Casino 144A, 8.00%, 9/15/13 (b)	1,291
1,300,000	Station Casinos, 6.50%, 2/1/14	1,196
660,000	Tenneco Inc., 8.625%, 11/15/14	655
1,622,000	TRW Automotive Inc., 9.375%, 2/15/13	1,723
525,000	Visteon Corp., 8.25%, 8/1/10	483
1,970,000	Wynn Las Vegas LLC/Corp., 6.625%, 12/1/14	1,857

		33,456

Consumer Non-Cyclical (17%)
1,635,000	Acco Brands Corp., 7.625%, 8/15/15	1,512
1,810,000	Ahold Finance USA Inc., 6.25%, 5/1/09	1,796
500,000	Albertson’s Inc., 7.50%, 2/15/11	499
870,000	Albertson’s Inc., 8.00%, 5/1/31	791
440,000	American Achievement Corp., 8.25%, 4/1/12	433
460,000	Brookstone Company Inc., 12.00%, 10/15/12	416
1,295,000	Carrols Corp., 9.00%, 1/15/13	1,282
2,010,000	Cenveo Corp., 7.875%, 12/1/13	1,955
2,375,000	Corrections Corp., 7.50%, 5/1/11	2,399
570,000	Covalence Specialty Mate 144A, 10.25%, 3/1/16 (b)	554
900,000	Dean Foods Co., 7.00%, 6/1/16	871
500,000	Delhaize America Inc., 8.125%, 4/15/11	532
550,000	Delhaize America Inc., 9.00%, 4/15/31	617
650,000	Dillards Inc., 7.13%, 8/1/18	611
1,790,000	Dole Foods Co., 8.625%, 5/1/09	1,709
1,415,000	Dominos Inc., 8.25%, 7/1/11	1,461
485,000	Elizabeth Arden Inc., 7.75%, 1/15/14	477
1,905,000	Geo Group Inc., 8.25%, 7/15/13	1,895
1,055,000	Hertz Corp. 144A, 8.875%, 1/1/14 (b)	1,100
660,000	Jean Coutu Group PJC Inc., 8.50%, 8/1/14	616
1,210,000	Jostens IH Corp., 7.625%, 10/1/12	1,172
1,245,000	K2 Inc., 7.375%, 7/1/14	1,211
1,805,000	Lamar Media Corp., 7.25%, 1/1/13	1,773
650,000	Landry’s Restaurants Inc., 7.50%, 12/15/14	603
1,935,000	Leslie’s Poolmart, 7.75%, 2/1/13	1,877

980,000	National Pizza 144A, 9.50%, 5/1/14 (b)	941
741,000	Nectar Merger Corp., 7.75%, 2/15/14	713
1,235,000	Neiman Marcus Group Inc., 9.00%, 10/15/15	1,301
585,000	Nutro Products Inc., 10.75%, 4/15/14 (b)	610
1,835,000	Petro Stopping Center, 9.00%, 2/15/12	1,826
650,000	Rent-A-Center, 7.50%, 5/1/10	642
625,000	Rite Aid Corp., 9.25%, 6/1/13	613
595,000	Sbarro Inc., 11.00%, 9/15/09	601
1,210,000	Sealy Mattress Co., 8.25%, 6/15/14	1,210
1,165,000	Smithfield Foods Inc., 8.00%, 10/15/09	1,188
1,845,000	Stater Brothers Holdings, 8.125%, 6/15/12	1,831
650,000	The Restaurant Co., 10.00%, 10/1/13	585
2,245,000	United Rentals, 6.50%, 2/15/12	2,122

		42,345

Energy (8%)
620,000	Amerigas Partner/Eagle Finance, 7.125%, 5/20/16	598
1,285,000	Arch Western Finance, 6.75%, 7/1/13	1,224
530,000	Basic Energy Services 144A, 7.125%, 4/15/16 (b)	494
3,515,000	Chesapeake Energy Corp., 6.875%, 1/15/16	3,392
1,920,000	Colorado Interstate Gas, 6.80%, 11/15/2015	1,870
144,867	Dresser, Inc., Term Loan, 4.46%, 4/10/09	146
1,055,000	El Paso Corp., 7.75%, 1/15/32	1,050
2,710,000	El Paso Production Holding, 7.75%, 6/1/13	2,754
1,270,000	Energy Partners Ltd., 8.75%, 8/1/10	1,235
1,250,000	International Coal, 10.25%, 7/15/14 (b)	1,259
1,140,000	Kerr-Mcgee 6.875%, 9/15/11	1,195
1,200,000	Pacific Energy, 7.125%, 6/15/14	1,212
1,275,000	Peabody Energy Corp., 6.875%, 3/15/13	1,240
1,000,000	Stone Energy Corp. 144A, 5.755%, 7/15/10 (b)	1,000
585,000	Targa Resources Inc. 144A, 8.50%, 11/1/13 (b)	573

		19,242

Foreign Government (2%)
1,470,000	Republic of Brazil, 7.125%, 1/20/37	1,453
2,100,000	Republic of Colombia, 10.00%, 1/23/12	2,417
1,080,000	Republic of Vietnam 144A, 6.875%, 1/15/16 (b)	1,098

		4,968

Healthcare (9%)
490,000	Alliance Imaging, 7.25%, 12/15/12	446
2,030,000	Bio-Rad Laboratories Inc., 6.125%, 12/15/14	1,878
400,000	Concentra Operating Corp., 9.50%, 8/15/10	415
1,315,000	Davita Inc., 6.625%, 3/15/13	1,253
1,315,000	HCA Inc., 7.50%, 11/6/33	1,009
2,315,000	HCA Inc., 7.875%, 2/1/11	2,191
1,700,000	Healthsouth Corp. 144A, 10.75%, 6/15/16 (b)	1,624
1,250,000	Omnicare Inc., 6.875%, 12/15/15	1,206
1,455,000	Select Medical Corp., 7.625%, 2/1/15	1,237
1,745,000	Service Corp. Intl., 7.70%, 4/15/09	1,778
1,410,000	Tenet Healthcare Corp., 6.50%, 6/1/12	1,191
3,760,000	Triad Hospitals Inc., 7.00%, 11/15/13	3,591
1,255,000	Universal Hospital Services, 10.125%, 11/1/11	1,299
2,445,000	US Oncology Inc., 9.00%, 8/15/12	2,543
605,000	Warner Chilcott Corp., 8.75%, 2/1/15	600

		22,261

Industrial (6%)
2,700,000	Allied Waste North America, 6.125%, 2/15/14	2,467
640,000	Ball Corp., 6.875%, 12/15/12	637
1,800,000	Bombardier Inc. 144A, 6.75%, 5/1/12 (b)	1,665
1,235,000	Case New Holland Inc., 9.25%, 8/1/11	1,301
1,490,000	Interpublic Group Co. Inc., 6.25%, 11/15/14	1,207
1,925,000	K&F Acquisition Inc., 7.75%, 11/15/14	1,891
1,300,000	L-3 Communications Corp., 5.875%, 1/15/15	1,219
2,320,000	Owens-Brockway Glass, 8.25%, 5/15/13	2,349
475,000	RBS Global & Rexnord Corp. 144A, 11.75%, 8/1/16 (b)	486
885,000	Sequa Corp., 9.00%, 8/1/09	931
1,915,000	Williams Scotsman Inc., 8.50%, 10/1/15	1,920

		16,073

Materials (5%)
680,000	Abitibi-Consolidated Inc., 7.75%, 6/15/11	622
1,265,000	Bowater Inc., 6.50%, 6/15/13	1,107
655,000	Crown Cork & Seal, 8.00%, 4/15/23	606
1,765,000	Equistar Chemicals LP, 8.75%, 2/15/09	1,814
690,000	Georgia-Pacific Corp., 8.125%, 5/15/11	688
620,000	Graham Packaging Co., 8.50%, 10/15/12	601
650,000	Ineos Group Holdings Plc 144A, 8.50%, 2/15/16 (b)	609
1,265,000	KB Home & Broad Home Corp., 6.375%, 8/15/11	1,197
1,065,000	Nalco Co., 7.75%, 11/15/11	1,070
670,000	Nell Af Sarl 144A, 8.375%, 8/15/15 (b)	651
500,000	P.H. Glatfelter 144A, 7.125%, 5/1/16 (b)	488
595,000	Polyone Corp., 10.625%, 5/15/10	640
595,000	Rhodia Sa, 8.875%, 6/1/11	605
750,000	Verso Paper Holdings LLC., 9.125%, 8/1/14 (b)	750

		11,448

Technology (7%)
690,000	Amkor Technology Inc., 7.75%, 5/15/13	610
1,960,000	DirecTV Holdings/Finance, 8.375%, 3/15/13	2,053
620,000	DRS Technologies Inc., 6.625%, 2/1/16	597
2,195,000	Echostar DBS Corp., 6.625%,10/1/14	2,118
276,000	Intel Corp., 2.95%, 12/15/35	230
1,865,000	Intelsat Sub Hld Co. Ltd., 8.625%, 1/15/15	1,846
1,320,000	Lucent Technologies, 5.50%, 11/15/08	1,287
1,190,000	Mirant North America LLC. 144A, 7.375%, 12/31/13 (b)	1,144
860,000	Panamsat Corp. 144A, 9.00%, 6/15/16 (b)	878
2,320,000	Sungard Data Systems Inc., 9.125%, 8/15/13	2,369
1,625,000	Unisys Corp., 6.875%, 3/15/10	1,501
1,210,000	Xerox Capital Trust, 8.00%, 2/1/27	1,222
1,170,000	Xerox Corp., 6.875%, 8/15/11	1,183

		17,038

Utilities (10%)
1,215,000	Allegheny Energy Supply, 7.80%, 3/15/11	1,273
2,350,000	CMS Energy Corp., 7.50%, 1/15/09	2,391
1,000,000	Edison Mission Energy, 7.50%, 6/15/13 (b)	988
2,535,000	Edison Mission Energy, 7.73%, 6/15/09	2,573
1,750,000	MSW Energy Holdings, 7.375%, 9/1/10	1,750
700,000	MSW Energy Holdings, 8.50%, 9/1/10	714
1,215,000	NRG Energy Inc., 7.375%, 2/1/16	1,188
3,470,000	PSEG Energy Holdings, 8.50%, 6/15/11	3,652
1,140,000	Sierra Pacific Resources, 8.625%, 3/15/14	1,207
2,405,000	Teco Energy Inc., 7.20%, 5/1/11	2,456
1,965,000	TXU Corp., 5.55%, 11/15/14	1,795
730,000	TXU Corp., 6.55%, 11/15/34	650
3,450,000	Williams Cos Inc., 7.125%, 9/1/11	3,476

		24,113

Investment Company (6%)
13,205,360	Bunker Hill Money Market Fund *	13,205

Total (Cost - $248,432) (a) (98%)		241,672
Other Assets, net of Liabilities (2%)		3,773

Net Assets (100%)		$245,445

*	Affiliated investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$655
Unrealized depreciation	(7,415)

Net unrealized depreciation	$(6,760)

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933.

Open Swap Contracts (000s)

Contract Type	Expiration Date	Notional Principal	Unrealized Appreciation (Depreciation)
AES Credit Default Swap	Jun-11	$3,500	$(43)
CSC Credit Default Swap	Sep-11	1,645	(22)
IPG Credit Default Swap	Jun-08	860	(4)
Lyondell Chemicals Credit Default Swap	Sep-07	2,270	10
MRK Credit Default Swap	Jun-13	4,178	—
Unisys Corp. Credit Default Swap	Dec-06	225	—
Unisys Corp. Credit Default Swap	Dec-07	1,400	(6)

		$14,078	$(65)

Tax Exempt Bond Fund

Schedule of Investments - July 31, 2006

Principal or Shares	Security Description	Value (000)
General Obligation (33%)
350,000	California State, 5.00%, 2/1/32	$356
650,000	California State, 5.00%, 7/1/12	692
500,000	Dublin CA Unified School District, 5.00%, 8/1/21	522
600,000	Florida State Board of Education, 5.75%, 6/1/12	647
600,000	Georgia State, 5.00%, 3/1/13	641
500,000	Gilroy, CA Unified School Dist., 5.25%, 8/1/19	538
600,000	Glendale, AZ, 5.30%, 7/1/12	633
680,000	North Orange County Community College District, 0.00%, 8/1/25	273
370,000	Plano, TX, 5.00%, 9/1/15	393
5,000	Prince Georges County, MD, 5.50%, 5/15/13	5

		4,700

Revenue (63%)
Airport/Port Revenue (3%)
400,000	Metropolitan DC Airport Authority, 5.375%, 10/1/14	425
Healthcare (3%)
400,000	Multnomah County, OR Hospital Facs Auth., 5.25%, 10/1/13	429
Industrial Development/Pollution Control (7%)
415,000	Golden State Tobacco Securitization Corp., 5.00%, 6/1/17	419
250,000	Tobacco Settlement Financing Corp., NY, 5.25%, 6/1/13	257
250,000	Union County, NJ Utilities Authority, 4.75%, 6/15/09	254

		930

Lease Revenue (17%)
355,000	California State Public Works, 5.00%, 11/1/18	374
700,000	California State Public Works, 5.25%, 6/1/13	749
250,000	Charleston, SC Education Excellence Fin. Corp., 5.00%, 12/1/09	258
530,000	Lancaster, SC Edl Assistance, 5.25%, 12/1/17	552
300,000	Laurens County, S C School District, 5.25%, 12/01/22	310

		2,243

Pre-Refunded (6%)
100,000	Lenior City, TN Electric System, 4.80%, 6/1/11	102
600,000	Oregon State Department Admin. Services Lottery Revenue, 5.75%, 4/1/14	635
150,000	Utica, NY Industrial Development Agency, 6.875%, 12/1/14	162

		899

Tax-Backed Revenue (6%)
350,000	Florida State Dept. Environmental Protn Preservation, 5.00%, 7/1/12	371
235,000	New Jersey Economic Development Auth., 5.00%, 6/15/07	237
240,000	Phoenix, AZ Civic Improvement Corp., 5.25%, 7/1/09	247

		855

Transportation (3%)
100,000	Los Angeles County, CA Transportation Authority, 5.00%, 7/1/09	104
275,000	New Jersey State Transport Trust Fund, 5.25%, 12/15/19	299

		403

University Revenue (1%)
195,000	Richmond County, GA Dev Auth., 5.00%, 2/1/11	203
Water & Sewer (17%)
400,000	California State Department of Water Resources, 5.00%, 12/1/16	428
550,000	Dallas, TX Waterworks & Sewer System, 5.50%, 10/1/10	577
580,000	Los Angeles CA Water & Power, 5.00%, 7/1/10	608
335,000	New York City, NY Municipal Water Authority, 5.00%, 6/15/27	349
200,000	New York City, NY Municipal Water Authority, 5.25%, 6/15/15	213
205,000	Virginia State Resources Authority, 5.00%, 11/1/11	214

		2,389

Total Revenue		8,776

Investment Company (3%)
442,805	Dreyfus Tax Exempt Cash Management Fund	443

Total (Cost - $13,864) (a) (99%)		13,919
Other Assets, net of Liabilities (1%)		138

Net Assets (100%)		$14,057

All of the securities are held by the custodian in a segregated account.

____________
(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$181
Unrealized depreciation	(126)

Net unrealized appreciation	$55

California Municipal Income Fund

Schedule of Investments - July 31, 2006

Principal or Shares	Security Description	Value (000)
General Obligation (34%)
1,000,000	California State, 5.00%, 2/1/12	$1,054
500,000	California State, 5.00%, 2/1/20	519
650,000	California State, 5.00%, 2/1/32	662
830,000	California State, 5.00%, 6/1/14	886
1,000,000	California State, 5.00%, 7/1/12	1,065
1,100,000	Gilroy, CA Unified School Dist., 5.25%, 8/1/19	1,182
1,000,000	Los Angeles City, CA, 5.00%, 9/1/10	1,047
1,000,000	Los Angeles, CA Unified School District, 6.00%, 7/1/14	1,140
1,000,000	Newport Mesa, CA School District, 5.00%, 8/1/15	1,058
1,320,000	North Orange County Community College District, 0.00%, 8/1/25	529
1,000,000	Sacramento, CA City Unified School District, 5.75%, 7/1/15	1,076
450,000	San Carlos CA, School District, 0.00%, 10/1/18	251
600,000	San Francisco CA, City & Cnty Unified School Dist., 5.00%, 6/15/12	640
1,000,000	San Jose CA, Unified School District, 5.00%, 8/1/12	1,068

Total General Obligations		12,177

Revenue (64%)
Airport/Port Revenue (5%)
1,000,000	San Diego, CA Port District, 5.00%, 9/1/13	1,055
550,000	San Jose, CA Airport Revenue, 5.25%, 3/1/16	584

		1,639

Electric & Gas (7%)
1,060,000	Glendale, CA Electric Works, 5.75%, 2/1/14	1,141
600,000	Los Angeles, CA Water & Power, 5.00%, 7/1/13	644
600,000	Sacramento, CA Municipal Utilities District, 5.00%, 8/15/28	619

		2,404

Healthcare (1%)
400,000	California Statewide Cmntys Development Authority, 2.30%, 4/1/34	396
Industrial Development/Pollution Control (4%)
400,000	California Statewide Cmntys, 4.10%, 4/1/28	401
500,000	California Infrastructure & Economic Development Bank, 3.71%, 4/1/42	500
450,000	Golden State Tobacco Securitization Corp., 5.00%, 6/1/17	454
250,000	Golden State Tobacco Securitization Corp., 5.75%, 6/1/22	259

		1,614

Lease Revenue (9%)
300,000	California State Public Works, 5.25%, 6/1/13	322
1,000,000	California State Public Works, 5.50%, 6/1/15	1,089
600,000	California State Public Works, 5.50%, 6/1/18	648
1,050,000	Orange County CA, 5.00%, 6/1/14	1,129

		3,188

Pre-Refunded (14%)
500,000	California Educational Facilities Authority, 5.75%, 9/1/26	511
450,000	California Infrastructure & Economic Development Bank, 5.25%, 7/1/21	490
1,200,000	California State Dept. of Water, 5.375%, 5/1/22	1,311
310,000	Cerritos CA, Community College District, 5.00%, 8/1/25	335

55,000	Contra Costa County, CA, 5.125%, 8/1/11	58
500,000	El Monte CA, School District, 5.375%, 5/1/22	546
1,000,000	Los Gatos, CA School District, 5.00%, 6/1/27	1,074
500,000	Puerto Rico Infrastructure Financing Authority SPL, 5.50%, 10/1/17	534
150,000	Utica, NY Industrial Development Agency, 6.875%, 12/1/14	162

		5,021

Resource Recovery (3%)
1,000,000	Sacramento County, CA Sanitation District, 6.00%, 12/1/15	1,083
Tax Allocation (1%)
195,000	Contra Costa County, CA, 5.125%, 8/1/11	200
160,000	San Dimas, CA Redevelopment Agency Tax Allocation, 6.75%, 9/1/16	160
100,000	Irvine, CA Improvement Board, 3.57%, 9/2/22	100

		460

Tax-Backed Revenue (6%)
1,100,000	California State Economic Recovery, 5.25%, 7/1/12	1,182
1,000,000	Los Angeles, CA Public Works, 5.00%, 10/1/12	1,067

		2,249

Transportation (6%)
1,000,000	Puerto Rico Highway and Transportation Authority, 5.50%, 7/1/15	1,108
1,000,000	San Mateo County, CA Transit District, 5.50%, 6/1/17	1,127

		2,235

University Revenue (2%)
200,000	California Educational Facilities Authority, 5.70%, 10/1/11	219
400,000	University of CA, 5.00%, 5/15/11	423

		642

Water & Sewer (6%)
500,000	Los Angeles CA, Dept. of Water & Power, 5.00%, 7/1/13	536
1,000,000	Metropolitan Water District Southern CA, 5.00%, 7/1/11	1,057
425,000	Metropolitan Water District Southern CA, 5.00%, 10/1/17	454

		2,047

Total Revenue		22,978

Investment Company (1%)
492,475	Dreyfus State Tax Exempt	492

Total (Cost $35,199) (a) (99%)		35,647
Other Assets, net of Liabilities (1%)		371

Net Assets (100%)		$36,018

All of the securities are held by the custodian in a segregated account.
____________
(a) Unrealized appreciation ( depreciation ) of securities is as follows :

Unrealized appreciation		$730
Unrealized depreciation		(282)

Net unrealized appreciation		$448

Value Leaders Fund

Schedule of Investments - July 31, 2006

Principal or Shares	Security Description	Value (000)
Common Stocks (46%)
Consumer Discretionary (3%)
20,600	General Motors Corp.	$664
21,100	McDonald’s Corp.	747
47,300	Time Warner Inc.	780

		2,191

Consumer Staples (3%)
10,500	Altria Group, Inc.	840
26,300	Proctor & Gamble Co.	1,478

		2,318

Energy (9%)
23,500	Chevron Corp.	1,546
22,100	ConocoPhillips	1,517
23,800	Exxon Mobil Corp.	1,612
21,700	Firstenergy Corp.	1,215

		5,890

Financial (21%)
20,400	American International Group	1,238
19,500	Archstone-Smith Trust	1,023
30,500	Bank of America Corp.	1,572
10,900	Camden Property Trust	833
30,500	Citigroup Inc.	1,473
17,700	Compass Bancshares Inc.	1,043
9,200	Deere & Co.	668
27,500	JPMorgan Chase & Co.	1,254
21,900	Marshall & Ilsley Corp.	1,029
9,600	Merrill Lynch & Co., Inc.	699
11,500	Morgan Stanley Co.	765
10,200	Ryder System Inc.	514
23,100	Wachovia Corp.	1,239
39,000	Sovereign Bancorp Inc.	805

		14,155

Healthcare (2%)
52,600	Pfizer, Inc.	1,367
Industrial (4%)
8,500	Eaton Corp.	545
37,000	General Electric Co.	1,209

		1,754

Technology (1%)
12,900	General Dynamics Corp.	864

Telecommunication (2%)
35,500	AT&T Inc.	1,065
29,300	Sprint Corp.	580

		1,645

Utilities (1%)
21,800	Duke Energy Corp.	661

Total Common Stocks		30,845

Exchange Traded Funds (37%)
327,700	iShares Russell 1000 Growth Index Fund	24,499
Investment Company (17%)
10,948,727	Bunker Hill Money Market Fund *	10,949

Total (Cost - $63,465) (a) (100%)		66,293
Other Assets, net of Liabilities (0%)		15

Net Assets (100%)		$66,308

____________
*	Affiliated investment

All of the securities, except the Bunker Hill Money Market Fund , are held by the custodian in a segregated account.

(a)	Unrealized appreciation ( depreciation ) of securities is as follows :

Unrealized appreciation	$3,308
Unrealized depreciation	(480)

Net unrealized appreciation	$2,828

Open Future Contracts

Number of contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized Appreciation (000s)
59	S &P Emini	Sep-06	$3,781	$45

Market Return Fund

Schedule of Investments - July 31, 2006

Principal or Shares	Security Description	Value (000)
Asset Backed (9%)
837,791	Argent Securities Inc., 5.20%, 5/25/35	$839
219,614	Bear Stearns ABS, 5.58%, 6/25/43	222
32,624	Bear Stearns Mortgage Trust, 5.82%, 4/25/33	33
200,000	Chase Credit Card Master Trust, 5.10%, 5/15/09	200
49,455	Chase Funding Mortgage Loan, 5.29%, 11/25/32	50
91,569	Countrywide Asset-Backed Certificates, 5.24%, 4/25/34	92
543,217	Credit-Based Asset Servicing & Securities, 5.29%, 7/25/35	544
300,000	Ford Credit Floorplan Master Owner Trust, 5.75%, 6/15/11	300
500,000	GE Dealer Floorplan Master Note Trust, 5.15%, 4/20/10	501
700,000	Long Beach Mortgage Loan Trust, 6.50%, 8/25/33	695
451,366	New Century Home Equity Loan Trust, 5.39%, 11/25/34	452
142,072	Option One Mortgage Loan Trust, 5.38%, 2/25/33	142
108,884	Option One Mortgage Loan Trust, 5.71%, 2/25/32	109
65,010	Saxon Asset Securities Trust, 5.23%, 2/25/35	65
500,000	Structured Asset Investment Loan Trust, 5.46%, 9/25/34	503

		4,747

Corporate (24%)
165,000	Allied Waste North America, 8.50%, 12/1/08	171
174,448	AMC Entertainment Inc., 4.99%, 1/26/13	175
500,000	America Movil SA de CV, 5.74%, 4/27/07	501
349,125	Ameritrade Holding Corp., 4.93%, 12/31/12	348
550,000	CC Funding Trust, 6.90%, 2/16/07	553
500,000	Centex Corp., 5.40%, 8/1/07	500
420,000	Comcast Corp., 5.80%, 7/14/09	421
600,000	Countrywide Financial Corp., 5.17%, 3/24/09	600
660,000	Dominion Resources Inc., 5.27%, 9/28/07	660
349,125	DRS Technologies Inc., 4.899%, 1/1/13	348
750,000	Duke Reality Corp., 5.20%, 12/22/06	751
180,000	Echostar DBS Corp., 5.75%, 10/1/08	178
490,000	Gannett Co., 5.41%, 5/26/09	490
160,000	General Motors Acceptance Corp., 5.125%, 5/9/08	154
348,250	Georgia-Pacific Corp., 4.98%, 2/20/12	348
180,000	HCA Inc., 5.25%, 11/6/08	176
330,000	Hutchison Whamp International Ltd 144A, 5.45%, 11/24/10 (b)	326
190,000	Intelsat Sub Holding Co. Ltd., 9.61375%, 1/15/12	193
166,764	Jarden Corp., 4.915%, 1/24/12	166
170,000	KB Home, 8.625%, 12/15/08	176
600,000	Lennar Corp., 5.27%, 8/20/07	601
180,000	MGM Mirage Inc., 6.00%, 10/1/09	175
500,000	Motorola Inc., 4.608%, 11/16/07	495
170,000	MSW Energy Holdings, 7.375%, 9/1/10	170
297,225	Nalco Co., 5.03%, 11/4/10	296
349,125	NRG Energy Inc., 6.741%, 2/1/13	350
425,000	Progress Energy Inc., 5.14%, 11/14/08	425
170,000	PSEG Energy Holdings, 8.625%, 2/15/08	175
600,000	Public Service Enterprise, 5.31%, 9/21/08	601
175,000	Royal Caribbean Cruises, 7.00%, 10/15/07	177
470,000	Safeway Inc., 5.31%, 3/27/09	470
170,000	Smithfield Foods Inc., 8.00%, 10/15/09	173
650,000	Telecom Italia Capital, 5.63%, 2/1/11	649
310,000	Tyumen Oil, 11.00%, 11/6/07	327
185,000	Unisys Corp., 6.875%, 3/15/10	171

		12,490

Foreign Government (3%)
25,816	Croatia, 5.62%, 7/31/06	26
2,100,000	Egypt Treasury Bill, 0.00%, 9/12/06 (d)	362
2,100,000	Egypt Treasury Bill, 0.00%, 9/26/06 (d)	361
160,000	Republic of Chile, 5.53%, 1/28/08	161
600,000	South Africa, 9.125%, 5/19/09	650

		1,560

Mortgage Backed (44%)
435,785	Banc of America Funding Corp., 6.32%, 6/20/35	444
750,000	Banc of America Large Loan 144A, 5.07%, 7/14/08 (b)	750
667,163	Bear Stearns ARM, 6.10%, 6/25/31	668
2,911,662	Countrywide Alternative Loan Trust, 1.50%, 6/25/34	6
947,472	Countrywide Home Loans, 5.76%, 8/25/34	969
528,740	Countrywide Home Loans, 5.91%, 5/25/34	537
13,746	Drexel Burnham Lambert CMO Trust, 5.58%, 5/1/16	13
283,252	First Republic Mortgage Loan Trust, 5.30%, 11/15/32	285
478,025	FNMA #661027, 5.91%, 7/1/27	482

268,690	FNMA #708712, 4.26%, 6/1/33	265
1,860,192	FNMA #841850, 6.22%, 8/1/45	1,927
1,260,446	FNMA #847515, 3.61%, 2/1/34	1,252
354,231	FNMA #851299, 6.11%, 9/1/45	365
968,723	FNMA #865488, 5.785%, 2/1/36	1,001
1,343,049	FNMA, 5.26%, 2/25/44	1,369
1,000,000	FNR 06-27 BF ARM	1,000
111,536	GNR 01-47 FA	112
1,185,703	Harborview Mortgage Loan Trust, 5.10%, 1/19/35	1,194
58,712	Impac CMB Trust, 5.22%, 4/25/34	59
1,006,236	Impac CMB Trust, 5.38%, 9/25/34	1,008
386,390	Mellon Residential Funding Corp., 5.33%, 11/15/32	388
687,249	MLCC Mortgage Investors, Inc., 6.18%, 8/25/29	692
397,195	Morgan Stanley Mortgage Loan Trust, 6.01%, 7/25/34	404
340,451	Sequoia Mortgage Trust, 5.32%, 10/20/27	341
1,243,596	Structured Asset Mortgage Investments Inc., 5.27%, 12/25/35	1,243
925,437	Structured Asset Mortgage Investments Inc., 5.90%, 12/27/35	943
438,670	Structured Asset Mortgage Investments Inc., 6.06%, 7/25/32	443
1,088,614	Structured Asset Mortgage Investments Inc., 6.256%, 5/25/36	1,109
621,234	Structured Asset Mortgage Investments Inc., 6.38%, 2/19/35	628
81,377	Structured Asset Securities Corp., 6.16%, 8/25/32	82
159,183	Thornburg Mortgage Securities Trust, 5.30%, 4/25/43	159
1,218,639	Washington Mutual, 4.828%, 5/25/46	1,218
614,122	Washington Mutual, 5.30%, 6/25/44	616
1,494,594	Wells Fargo MBS, 4.36%, 9/23/33	1,474

		23,446

U.S. Government Agency (3%)
1,800,000	FNMA Disc Note, 5.19%, 8/21/06 (c)	1,795
Investment Company (3%)
1,691,002	Bunker Hill Money Market Fund *	1,691
Exchange Traded Funds (13%)
56,100	S&P 500 Depository Receipt	7,171

Total (Cost - $53,006) (a) (99%)		52,900
Other Assets, net of Liabilities (1%)		322

Net Assets (100%)		$53,222

__________ * Affiliated investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$80
Unrealized depreciation	(186)

Net unrealized depreciation	$(106)

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933.
(c)	Discount rate at time of purchase
(d)	Par in local currency

Open Forward Currency Contracts to USD
Delivery Date	Currency (000s)	Contract Price	Contract Value (000s)	Unrealized Appreciation (000s)
Liability:
8/25/2006	Canadian Dollars (Buy 591)	1.13	$523	$3

Open Future Contracts
Number of contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized Appreciation (000s)
144	S&P 500	Sep-06	$46,145	$361

Open Swap Contracts (000s)

Contract Type	Expiration Date	Notional Principal	Unrealized (Depreciation)
IPG Credit Default Swap	Jun-08	$220	$(1)
Merrill Lynch Interest Rate Swap	Jun-08	6,500	(28)
MRK Credit Default Swap	Jun-13	969	—

		$7,689	$(29)

U.S. Growth Leaders Fund

Schedule of Investments - July 31, 2006

Principal or Shares	Security Description	Value (000)
Common Stocks (94%)
Consumer Discretionary (3%)
9,600	Harrah’s Entertainment, Inc.	$577
18,800	Las Vegas Sands Corp. (b)	1,166

		1,743

Consumer Staples (5%)
18,600	Anheuser-Bush Cos.	896
14,700	Colgate-Palmolive	872
12,800	Hansen Natural Corp. (b)	589
38,300	Kroger Co.	878

		3,235

Energy (7%)
20,100	Exelon Corp.	1,164
8,100	Occidental Petroleum Corp.	873
27,000	Valero Energy Corp.	1,821

		3,858

Financial (19%)
24,700	Bank of America Corp.	1,273
52,900	CB Richard Ellis Group, Inc. (b)	1,245
22,700	C.H. Robinson Worldwide, Inc.	1,039
10,600	Hartford Financial Services Group	899
24,200	National Corp.	871
48,200	News Corp. - CL A	927
28,600	Principal Financial Group, Inc.	1,544
20,600	Prudential Financial, Inc.	1,620
19,500	Public Storage	1,566

		10,984

Healthcare (18%)
7,200	Allergan, Inc.	777
24,600	Celgene Corp. (b)	1,178
11,400	Genentech Inc. (b)	921
22,000	Gilead Sciences, Inc. (b)	1,353
39,000	Johnson & Johnson	2,440
29,300	ResMed, Inc. (b)	1,360
26,300	UnitedHealth Group Inc.	1,258
27,700	VCA Antech, Inc. (b)	969

		10,256

Industrial (12%)
19,600	Boeing Co.	1,517
13,200	Burlington Northern Santa Fe Corp.	910
5,700	FedEx Corp.	597
36,100	General Electric Co.	1,180
25,400	Precision Castparts Corp.	1,515
23,400	United Technologies Corp.	1,455

		7,174

Materials (7%)
17,500	Allegheny Technologies (b)	1,118
20,800	BHP Billiton Ltd.	878
21,800	Ecolab, Inc.	939
25,800	Praxair Inc.	1,415

		4,350

Technology (12%)
28,200	Citrix Systems, Inc. (b)	896
26,500	Cognizant Technology Solutions Corp. (b)	1,735
2,700	Google, Inc. (b)	1,044
41,000	Hewlett-Packard Co.	1,308
30,100	Intel Corp	542
29,900	Microsoft Corp	718
29,600	Thermo Electron Corp. Com (b)	1,095

		7,338

Telecommunication (9%)
51,000	America Movil S.A de C.V	1,825
31,400	American Tower Corp. (b)	1,061
44,300	AT & T Inc.	1,329
19,500	China Mobile (Hong Kong) Ltd.	630
74,400	Qwest Communications Int’l Inc. (b)	594

		5,439

Utilities (2%)
11,900	Allegheny Energy Inc. (b)	488
14,100	TXU Corp.	906

		1,394

Total Common Stocks		55,771

Exchange Traded Funds (3%)
2,900	The Chicago Mercantile Exchange	1,337
Investment Company (1%)
771,919	Bunker Hill Money Market Fund *	772

Total (Cost - $53,385) (a) (98%)		57,880
Other Assets, net of Liabilities (2%)		972

Net Assets (100%)		$58,852

_________ * Affiliated investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$5,133
Unrealized depreciation		(638)

Net unrealized appreciation		$4,495

(b) Non-income producing security

Small Cap Leaders Fund

Schedule of Investments - July 31, 2006

Principal or Shares	Security Description	Value (000)
Common Stocks (97%)
Consumer Staples (6%)
6,800	Hansen Natural Corp. (b)	$313
Energy (29%)
5,400	Foundation Coal Holdings, Inc.	206
9,800	Frontier Oil	345
7,800	Oge Energy Corp.	295
6,600	St. Mary Land & Exploration Co.	284
5,900	Veritas DGC Inc. (b)	338

		1,468

Financial (26%)
5,200	Ctrip.Com International Ltd.	263
15,500	Electronic Clearing House Inc. (b)	228
6,000	Life Time Fitness Inc. (b)	272
22,400	Nuance Communication Inc. (b)	207
8,300	Priceline.Com Inc. (b)	223
8,500	Tradestation Group Inc. (b)	124

		1,317

Healthcare (6%)
3,500	IDEXX Laboratories, Inc. (b)	310
Industrial (5%)
7,200	Gardner Denver I C (b)	250
Materials (11%)
9,500	Gibraltar Industries Inc.	263
11,200	Sterling Construction Co. (b)	295

		558

Technology (14%)
5,000	Ansys, Inc. (b)	229
17,600	Fuel-Tech N.V. (b)	200
23,900	Imergent Inc. (b)	304

		733

Total Common Stocks		4,949

Investment Company (3%)
143,861	Bunker Hill Money Market Fund *	144

Total (Cost - $5,181) (a) (100%)		5,093
Liabilities in excess of Other Assets (0%)		(9)

Net Assets (100%)		$5,084

_________ * Affiliated investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$305
Unrealized depreciation		(393)

Net unrealized depreciation		$(88)

(b) Non-income producing security

Open Future Contracts

Number of contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized Depreciation (000s)
36	Russell Mini Future	Sep-06	$2,536	$(69)

Global Short Bond Fund

Schedule of Investments - July 31, 2006

Principal or Shares	Security Description	Value (000)
Australia (EUR) (0%)
800,000	BMW Australia Finance, 3.00%, 6/25/07	$1,016
Colombia (USD) (1%)
1,800,000	Republic of Colombia, 10.00%, 1/23/12	2,072
Croatia (USD) (1%)
757,261	Croatia, 5.62%, 7/31/06	757
1,489,091	Croatia, 5.62%, 7/31/10	1,495

		2,252

Denmark (EUR) (0%)
740,000	Danske Bank A/S, 5.75%, 3/26/11	974
Egypt (EGP) (2%)
18,800,000	Egypt Treasury Bill, 0.00%, 9/12/06	3,240
Germany (EUR) (2%)
770,000	Deutsche Telekom, 5.25%, 5/20/08	1,007
1,586,287	Discover Card Offerings, 5.25%, 6/20/08	2,077

		3,084

Hong Kong (USD) (1%)
1,250,000	Hutchison Whampoa Finance, 6.95%, 8/1/07	1,266
1,010,000	Hutchison Whamp International Ltd., 5.45%, 11/24/10	996

		2,262

India (USD) (1%)
2,000,000	ICICI Bank Ltd. Singapore 144A, 5.75%, 11/16/10 (b)	1,955
Italy (EUR) (0%)
770,000	Olivetti Finance NV, 5.875%, 1/24/08	1,011
Kazakhstan (USD) (1%)
1,200,000	Republic of Kazakhstan, 11.125%, 5/11/07	1,244
Luxembourg (EUR) (0%)
750,000	CCE Inv Commandite, 3.125%, 12/15/08	942
Luxembourg (USD) (1%)
1,820,000	Telecom Italia Capital, 4.00%, 11/15/08	1,754
Mexico (USD) (3%)
2,080,000	America Movil SA de CV, 4.125%, 3/1/09	1,997
2,080,000	Telefonos De Mexico, 4.50%, 11/19/08	2,020
1,840,000	United Mexican States, 10.375%, 2/17/09	2,042

		6,059

Netherlands (USD) (1%)
1,620,000	Deutsche Telekom International Finance, 3.875%, 7/22/08	1,571
Philippines (USD) (2%)
1,920,000	Philippine Long Distance Telephone, 10.50%, 4/15/09	2,093
1,700,000	Republic of Philippines, 9.875%, 3/16/10	1,870

		3,963

Russia (USD) (5%)
1,000,000	Mobile Telesystems Finance, 8.375%, 10/14/10	1,024
800,000	RS Finance, 7.50%, 10/7/10	766
5,490,000	Russian Federation 144A, 10.00%, 6/26/07 (b)	5,685
1,800,000	Tyumen Oil Co., 11.00%, 11/6/07	1,896

		9,371

South Africa (USD) (3%)
5,420,000	South Africa, 9.125%, 5/19/09	5,870
South Korea (EUR) (1%)
900,000	Korea Development Bank, 4.375%, 9/11/08	1,156
Spain (EUR) (1%)
1,120,000	Santander Central Hispano, 5.75%, 4/10/12	1,451
Sweden (EUR) (1%)
750,000	Vattenfall Treasury AB, 6.00%, 4/3/09	1,008
United Kingdom (EUR) (2%)
1,860,000	Granite Mortgages, 5.15%, 4/20/07	2,400
350,000	MBNA Europe Funding, 6.50%, 3/27/07	455
370,000	NGG Finance PLC, 5.25%, 8/23/06	473
720,000	United Utility Water PLC., 6.625%, 11/8/07	952
370,000	Vodafone Group PLC, 5.75%, 10/27/06	475

		4,755

United Kingdom (USD) (1%)
2,080,000	Diageo Capital Plc, 3.375%, 3/20/08	2,011
United States (EUR) (1%)
360,000	General Electric Capital Corp., 5.125%, 6/20/07	465
800,000	Goldman Sachs Group Inc., 4.125%, 2/6/08	1,028
350,000	Household Finance Corp., 5.875%, 3/31/08	462
450,000	MBNA Credit Card, 4.15%, 4/19/10	578

		2,533

United States (USD) (67%)
2,300,000	Capital One Prime Auto Receivables Trust, 3.86%, 8/15/11	2,241
6,950,000	Citibank Credit Card Issuance Trust, 2.90%, 5/17/10	6,660
2,000,000	Ford Credit Auto Owner Trust, 3.88%, 1/15/10	1,942
5,987,000	Great America Leasing Receivables 144A, 4.82%, 3/20/09 (b)	5,934
6,900,000	GS Auto Loan Trust, 4.45%, 5/17/10	6,814
4,000,000	Residential Funding Mortgage Securities, 3.64%, 3/25/34	3,816
1,090,000	Allied Waste North America, 8.50%, 12/1/08	1,131
1,430,000	American Int’l Group Inc., 2.875%, 5/15/08	1,370
2,000,000	Bear Stearns Co. Inc., 5.30%, 4/29/08	2,005
2,121,000	Bellsouth Corp., 4.20%, 9/15/09	2,035
1,750,000	Bellsouth Corp., 4.87%, 11/15/07	1,753
1,750,000	Centex Corp., 5.40%, 8/1/07	1,751
2,350,000	CIT Group Inc., 5.28%, 1/30/09	2,355
1,000,000	Countrywide Financial Corp., 5.17%, 3/24/09	1,001
1,640,000	Countrywide Home Loan, 3.25%, 5/21/08	1,577
660,000	CSX Corp., 6.25%, 10/15/08	670

960,000	DaimlerChrysler NA Holding Corp., 4.05%, 6/4/08	932
940,000	DaimlerChrysler NA Holdings, 4.75%, 1/15/08	926
1,155,000	Echostar DBS Corp., 5.75%, 10/1/08	1,141
2,270,000	Gannett Co. Inc., 4.125%, 6/15/08	2,210
1,860,000	General Electric Capital Corp., 4.25%, 1/15/08	1,830
500,000	General Motors Acceptance Corp., 5.125%, 5/9/08	482
1,165,000	HCA Inc., 5.25%, 11/6/08	1,142
3,095,000	HSBC Finance Corp., 6.40%, 6/17/08	3,145
660,000	Intelsat Sub Holding Co. Ltd., 9.61375%, 1/15/12	670
1,650,000	Intl Lease Finance Corp., 5.4275%, 5/24/2010	1,650
1,890,000	John Deere Capital Corp., 3.90%, 1/15/08	1,849
1,085,000	KB Home, 8.625%, 12/15/08	1,124
1,760,000	Kellogg Co., 2.875%, 6/1/08	1,680
1,320,000	Kroger CO., 7.45%, 3/1/08	1,354
1,635,000	Lehman Brothers Holdings, 7.00%, 2/1/08	1,668
1,590,000	Merrill Lynch & Co., 4.831%, 10/27/08	1,568
2,500,000	Merrill Lynch & Co., 5.22%, 1/30/09	2,501
1,140,000	MGM Mirage Inc., 6.00%, 10/1/09	1,109
1,314,000	Midamerican Energy Holdings, 3.50%, 5/15/08	1,268
375,000	Morgan Stanley, 5.23%, 7/27/07	375
1,331,000	Motorola Inc., 4.608%, 11/16/07	1,316
1,115,000	MSW Energy Holdings, 7.375%, 9/1/10	1,115
1,100,000	PSEG Energy Holdings, 8.625%, 2/15/08	1,132
1,115,000	Royal Caribbean Cruises, 7.00%, 10/15/07	1,125
2,767,000	SLM Corp., 4.00%, 1/15/09	2,674
1,090,000	Smithfield Foods Inc., 8.00%, 10/15/09	1,112
2,380,000	Textron Financial Corp., 4.125%, 3/3/08	2,327
2,250,000	Time Warner Inc., 6.15%, 5/1/07	2,260
1,200,000	Unisys Corp., 6.875%, 3/15/10	1,109
2,130,000	UnitedHealth Group Inc., 3.375%, 8/15/07	2,082
800,000	Wyeth, 4.375%, 3/1/08	786
1,669,356	Countrywide Home Loans, 5.76%, 8/25/34	1,707
789,568	FH 782784 ARM	766
1,650,695	FNMA #794792, 5.13%, 10/1/34	1,636
2,438,003	GSR Mortgage Loan Trust, 4.541%, 9/25/35	2,385
4,580,739	Harborview Mortgage Loan Trust, 5.23%, 11/25/35	4,531
4,163,986	Structured Adjustable Rate Mortgage Loan, 5.42%, 5/25/35	4,139
4,726,305	Thornburg Mortgage Securities Trust, 3.32%, 3/25/44	4,543
2,026,273	Washington Mutual, 4.24%, 6/25/34	1,975
2,235,263	Washington Mutual, 4.94%, 8/25/35	2,205
1,360,961	Wells Fargo MBS, 3.39%, 7/25/34	1,365
8,589,823	Wells Fargo MBS, 4.58% 12/25/34	8,417
1,410,000	Chase Credit Card Master Trust, 5.00%, 12/15/10	1,841
1,023,000	Sprint Capital Corporation, 6.375%, 5/12/09	1,043
5,000,000	FNMA, 4.81%, 9/21/06	4,999
670,000	FHLB Disc Note, 5.1028%, 11/22/06	659
3,228,000	U.S. Treasury Note, 3.75%, 5/15/08	3,160

		134,088

Investment Company (1%)
2,545,816	Bunker Hill Money Market Fund *	2,546

Total (Cost - $199,869) (a) (99%)		198,188
Other Assets, net of Liabilities (1%)		2,103

Net Assets (100%)		$200,291

____________
*	Affiliated investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$525
Unrealized depreciation	(2,206)

Net unrealized depreciation	$(1,681)

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Contract Price	Contract Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Assets:
8/8/2006	Euro (Sell 8,602)	1.2771	$10,985	$68
8/8/2006	Euro (Sell 7,618)	1.2771	9,729	61
8/9/2006	Brazilian Real (Sell 800)	2.1798	367	(10)
8/9/2006	Brazilian Real (Sell 4,139)	2.1798	1,899	(118)

			$22,980	$1

Liabilities:
8/25/2006	Canadian Dollars (Buy 2,303)	2.1798	$2,038	$11

Open Swap Contracts (000s)

Contract Type	Expiration Date	Notional Principal	Unrealized Depreciation
Brazil Total Return Swap	May-09	$3,300	$(37)
CSC Credit Default Swap	Sep-11	1,495	(20)
MRK Credit Default Swap	Jun-13	3,643	—

		$8,438	$(57)

Global Fixed Income Fund

Schedule of Investments - July 31, 2006

Principal or Shares	Security Description	Value (000)
Austria (EUR) (1%)
1,454,000	Republic of Austria 144A, 5.00%, 7/15/12 (b)	$1,975
Austria (JPY) (2%)
316,000,000	Pfandbriefstelle der Oesterreichischen Landes-Hypothekenbanken, 1.60%, 2/15/11	2,779
Belgium (EUR) (9%)
2,222,000	Belgium Government Bond, 5.50%, 9/28/17	3,225
7,054,000	Belgium Kingdom, 3.75%, 3/28/09	9,041
1,794,000	Belgium Kingdom, 5.00%, 3/28/35	2,572

		14,838

Egypt (EGP) (1%)
11,400,000	Egypt Treasury Bill, 0.00%, 9/12/06	1,965
Finland (EUR) (1%)
1,093,000	Finnish Government, 5.75%, 2/23/11	1,514
France (EUR) (4%)
4,500,000	French Discount T-Bill, 0.00%, 2/1/07	5,652
472,000	Government of France, 4.00%, 4/25/13	610

		6,262

Germany (EUR) (19%)
3,206,000	Bundesrepublic Deutschland, 3.75%, 1/4/15	4,056
4,200,000	Bundesrepublic Deutschland, 4.00%, 1/4/37	5,186
1,585,000	Bundesrepublic Deutschland, 4.25%, 1/4/14	2,076
3,198,000	Bundesrepublic Deutschland, 4.75%, 7/4/34	4,446
2,313,000	Deutsche Bundesrepublik, 5.50%, 1/4/31	3,528
1,138,000	Deutsche Bundesrepublik, 6.25%, 1/4/24	1,832
4,500,000	German Treasury Bill, 0.00%, 12/13/06	5,679
4,000,000	German Treasury Bill, 0.00%, 8/16/06	5,099

		31,902

Germany (JPY) (2%)
425,000,000	Bayerische Landesbank, 1.40%, 4/22/13	3,628
Germany (USD) (0%)
500,000	Volkswagen Leasing, 3.473%, 3/24/09	642
Japan (JPY) (14%)
107,000,000	Development Bank of Japan, 1.40%, 6/20/12	923
369,000,000	Development Bank of Japan, 1.70%, 9/20/22	3,000
1,385,650,000	Japan-208 10-yr, 1.10%, 12/22/08	12,134
308,200,000	Japan-22 5-yr, 0.30%, 9/20/07	2,677
401,150,000	Japan-223 10-yr, 1.70%, 9/20/10	3,558
204,350,000	Japan-264 10-yr, 1.50%, 9/20/14	1,738

		24,030

Netherlands (EUR) (5%)
6,800,000	BK Nederlandse Gemeenten, 3.00%, 4/15/10	8,453
Spain (EUR) (1%)
1,455,000	Bonos Y Oblig Del Estado, 4.00%, 1/31/10	1,879
United Kingdom (GBP) (8%)
4,375,000	United Kingdom Gilt, 4.75%, 9/7/15	8,247
1,274,000	United Kingdom Gilt, 4.25%, 3/7/36	2,392
999,000	United Kingdom Gilt, 5.00%, 3/7/12	1,996
927,000	United Kingdom Gilt, 6.25%, 11/25/10	1,835

		14,470

United States (USD) (31%)
1,007,763	Harborview Mortgage Loan Trust, 5.23%, 11/25/35	997
3,140,490	Thornburg Mortgage Securities Trust, 3.32%, 3/25/44	3,019
4,257,565	Wells Fargo MBS, 4.58% 12/25/34	4,172
6,000,000	FHLB Disc Note, 5.03%, 8/18/06 (c)	5,985
750,000	FNMA Disc Note, 5.2375%, 9/20/06 (c)	745
8,290,000	FNMA Disc Note, 5.11%, 9/27/06 (c)	8,221
1,654,000	U.S. Treasury Bond, 6.125%, 11/15/27	1,857

3,886,000	U.S. Treasury Bond, 6.25%, 8/15/23	4,351
6,800,000	U.S. Treasury Note, 3.50%, 5/31/07	6,709
3,150,000	U.S. Treasury Note, 4.00%, 4/15/10	3,053
1,878,000	U.S. Treasury Note, 4.25%, 11/15/14	1,788
1,768,000	U.S. Treasury Note, 5.00%, 8/15/11	1,778
9,720,000	U.S. Treasury Note, 5.125, 5/15/06	9,821

		52,496

Investment Company (0%)
213,043	Bunker Hill Money Market Fund *	214

Total (Cost - $168,942) (a) (98%)		167,047
Other Assets, net of Liabilities (2%)		3,785

Net Assets (100%)		$170,832

____________
* Affiliated investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$1,630
Unrealized depreciation		(3,525)

Net unrealized depreciation		$(1,895)

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933.
(c)	Discount rate at time of purchase.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Contract Price	Contract Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Assets:
8/8/2006	Euro (Sell 22,555)	1.2771	$28,804	$178
8/8/2006	Euro (Sell 31,575)	1.2771	40,323	252
8/8/2006	British Pound (Sell 7,830)	1.8675	14,622	(116)
8/8/2006	Japanese Yen (Sell 3,494,240)	114.5647	30,500	258

			$114,249	$572

Liabilities:
8/25/2006	Canadian Dollar (Buy 3,996)	1.1298	$3,537	$18

Open Swap Contracts (000s)
Contract Type	Expiration Date	Notional Principal	Unrealized Appreciation (Depreciation)
Japan Interest Rate Swap	Apr-11	$1,120,000	$(36)
Japan Interest Rate Swap	Apr-26	320,000	2
CSC Credit Default Swap	Sep-11	1,180	(16)
MRK Credit Default Swap	Jun-13	2,975	—

		$1,444,155	$(50)

Open Future Contracts
Number of contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized Appreciation (000s)
31	Euro Schatz Future	Sep-06	$4,122	$8
8	United Kingdom 10 Year Treasury Note Future	Sep-06	1,639	6

			$5,761	$14

Emerging Markets Bond Fund

Schedule of Investments - July 31, 2006

Principal or Shares	Security Description	Value (000)
Argentina (ARS) (2%)
4,030,000	Republic of Argentina, 0.00%, 9/30/14	$1,307
Argentina (USD) (4%)
2,528,750	Republic of Argentina, 4.89%, 8/3/12	2,346
Brazil (USD) (14%)
1,120,000	CSN Islands, 9.75%, 12/16/13	1,238
1,660,000	Republic of Brazil, 10.50%, 7/14/14	2,048
1,360,000	Republic of Brazil, 12.25%, 3/6/30	2,115
1,270,000	Republic of Brazil, 7.125%, 1/20/37	1,255
1,600,000	Republic of Brazil, 8.25%, 1/20/34	1,778

		8,434

Bulgaria (USD) (2%)
770,000	Bulgaria Government International Bond, 8.25%, 1/15/15	885
China (USD) (1%)
565,000	Sino Forest Corp. 144A, 9.125%, 8/17/11 (b)	583
Colombia (USD) (4%)
2,080,000	Republic of Colombia, 10.00%, 1/23/12	2,394
Egypt (EGP) (5%)
17,900,000	Egypt Treasury Bill, 0.00%, 9/26/06	3,075
El Salvador (USD) (2%)
1,210,000	Republic of El Salvador, 7.65%, 6/15/35	1,221
India (USD) (3%)
930,000	ICICI Bank Ltd. Singapore 144A, 5.75%, 11/16/10 (b)	909
120,000	Vedanta Resources 144A, 6.625%, 2/22/10 (b)	1,168

		2,077

Kazakhstan (USD) (2%)
1,200,000	Citigroup (JSC Kazkommer) 144A, 7.375%, 4/7/14 (b)	1,200
Mexico (MXN) (4%)
14,000,000	America Movil SA de CV, 9.00%, 1/15/16	1,249
13,410,000	Mexican Fixed Rate Bonds, 9.00%, 12/24/09	1,270

		2,519

Mexico (USD) (7%)
1,300,000	Mexico, 8.125%, 12/30/19	1,516
1,050,000	Pemex Project Funding Master Trust, 8.625%, 2/1/22	1,222
1,290,000	United Mexican States, 8.00%, 9/24/22	1,492

		4,230

Panama (USD) (3%)
1,930,000	Republic of Panama, 6.70%, 1/26/36	1,833
Peru (PEN) (3%)
4,310,000	Peru Bono Soberano, 9.91%, 5/5/15	1,539
Peru (USD (2%)
1,210,000	Republic of Peru, 7.35%, 7/21/25	1,234
Philippines (USD) (7%)
1,080,000	Philippine Long Distance Telephone, 10.50%, 4/15/09	1,177
1,200,000	Republic of Philippines, 10.625%, 3/16/25	1,537
1,070,000	Republic of Philippines, 9.50%, 10/21/24	1,244

		3,958

Russia (USD) (17%)
960,000	Alrosa Finance SA, 8.875%, 11/17/14	1,072
1,750,000	Aries Vermogensverwaltng, 9.60%, 10/25/14	2,204
1,500,000	Gaz Capital (Gazprom), 8.625%, 4/28/34	1,806
1,040,000	Mobile Telesystems Finance, 8.375%, 10/14/10	1,065
1,110,000	RS Finance, 7.50%, 10/7/10	1,063
1,650,000	Russia Government International Bond, 5.00%, 3/31/30	1,796
850,000	TNK-BP Finance SA, 7.50%, 7/18/16 (b)	859
275,000	Tyumen Oil Co., 11.00%, 11/6/07	290

		10,155

Uruguay (USD) (2%)

1,210,000	Republic of Uruguay, 7.50%, 3/15/15	1,225
Venezuela (USD) (8%)
1,010,000	Republic of Venezuela, 5.75%, 2/26/16	930
3,780,000	Republic of Venezuela, 8.50%, 10/8/14	4,139

		5,069

Vietnam (USD) (4%)
2,070,000	Republic of Vietnam 144A, 6.875%, 1/15/16 (b)	2,105
Investment Company (3%)
2,076,677	Bunker Hill Money Market Fund *	2,077

Total (Cost - $59,492) (a) (99%)		59,466
Other Assets, net of Liabilities (1%)		841

Net Assets (100%)		$60,307

________ * Affiliated investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$569
Unrealized depreciation		(595)

Net unrealized appreciation		$(26)

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Contract Price	Contract Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Assets:
8/9/2006	Brazilian Real (Sell 5,717)	2.18	$2,623	$(188)
8/9/2006	Brazilian Real (Sell 2,098)	2.18	962	(23)
8/15/2006	Mexican Peso (Sell 8,542)	10.95	780	(8)
8/16/2006	Peruvian Peso (Sell 5,054)	3.24	1,560	(1)

			$5,925	$(220)

Liability:
8/9/2006	Brazilian Real (Buy 332)	2.18	$152	$2
8/9/2006	Brazilian Real (Buy 2158)	2.18	990	3
8/9/2006	Brazilian Real (Buy 1316)	2.18	604	5
8/25/2006	Canadian Dollar (Buy 1354)	1.13	1,198	6
9/8/2006	Russian Ruble (Buy 32,461)	26.74	1,214	2
9/8/2006	Russian Ruble (Buy 32,287)	26.74	1,207	(1)

			$5,365	$17

Open Swap Contracts (000s)

Contract Type	Expiration Date	Notional Principal	Unrealized Appreciation (Depreciation)
Brazil Total Return Swap	May-09	$5,400	$72
Brazil Total Return Swap	Jan-14	3,500	(12)
CDX Credit Default Swap	Jun-11	6,400	14
EPLN Interest Swap	Jul-08	31,800	39
EPLN Interest Swap	Jul-16	7,900	(100)
ETIIE Mexican Interest Rate Swap	Jul-11	65,000	17
Indonesia Total Return Swap	Sep-11	22,500	10
Japan Interest Rate Swap	Apr-11	860,000	(28)
Japan Interest Rate Swap	Apr-26	260,000	1

		$1,262,500	$13

Notes to Financial Statements

July 31, 2006

1.    Organization and Related Matters

The Payden & Rygel Investment Group (the “Group” or “Paydenfunds”) is a no-load, open-end management investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its funds (each a “Fund,” collectively the “Funds”) is a series of the Group, and is authorized to issue unlimited shares at no par value.

Each of the Funds, other than the Bunker Hill Money Market and High Income Funds, has been classified as non-diversified.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with original maturities of sixty days or less) are valued at market on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Debt securities with original maturities of sixty days or less and securities in the Bunker Hill Money Market Fund are valued at amortized cost, which approximates fair value. Options, futures, swaps and other similar assets are valued at the last available bid price in the case of exchange traded derivatives or on the basis of information provided by the institution with which the Fund entered into the transaction in the case of other securities. Investments in investment companies are valued at their net asset values as reported by such companies.

Publicly traded equity securities, whether in the U.S. or outside the U.S., for which market quotations are readily available will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last bid price or if circumstances warrant pursuant to the fair value procedures described below. Securities traded only on the over-the-counter market are valued at the latest bid price, or if circumstances warrant pursuant to the fair value procedures described below.

Fixed income or equity securities for which, for whatever reason, market quotations are not readily available, will be priced at their fair value as determined in good faith under procedures established by the Board of Trustees. In considering fair value of a security, a number of factors are taken into consideration. Depending on the underlying circumstances at the time, these factors may include: the cost of the security or the last reported sales price of the security, as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Investment Transactions and Related Income

Investment transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Premiums and discounts are amortized or accreted over the expected life of the security. Dividend income is recorded on the ex-dividend date. Realized gains or losses on investment transactions are determined on the identified cost basis.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Each of the Funds except the tax exempt funds may purchase securities that are denominated in foreign currencies. For these Funds, investment securities, other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expense are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.

Each of these Funds isolates that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.

Reported net realized foreign exchange gains or losses arise from sales and maturities of securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of income or expenses recorded on each of these Fund’s books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in the foreign exchange rates.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller’s agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Funds. With respect to such agreements, it is each Fund’s policy to take possession of the underlying securities, except for tri-party agreements where an independent custodian takes possession. On a daily basis the Funds mark-to-market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to each Fund under each agreement. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

Options Transactions

Option techniques may be utilized by each of the Funds (except the Bunker Hill Money Market Fund) to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. In addition, the Funds may enter into such transactions to enhance potential gain in circumstances where hedging is not involved.

When a Fund writes a covered call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When a Fund purchases a call or put option, an amount equal to the premium paid is included in that Fund’s statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

Futures Contracts

The Funds (except the Bunker Hill Money Market Fund) may invest in futures contracts to hedge against anticipated future changes in interest or exchange rates or security prices. In addition, the Funds may enter into such transactions to enhance potential gain in circumstances where hedging is not involved. The Real Return Fund may invest in commodities futures contracts to hedge against changes in inflation or securities prices.

The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

The Value Leaders, Market Return, U.S. Growth Leaders, Small Cap Leaders, Opportunity Bond and High Income Funds may invest in stock index futures contracts, which are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Swap Contracts

The Short Bond, Core Bond, Opportunity Bond, High Income, Market Return Global Short Bond, Global Fixed Income and Emerging Markets Bond Funds have entered into credit default swap agreements. The counterparty to each agreement has agreed to pay or (receive) from the Funds an annuity premium which is based on a notional principal amount of a specified security in the contract. The annuity premium is received (paid) by each of the Funds until a credit event (e.g. grace period extension, obligation acceleration, repudiation/ moratorium, or restructuring) relating to the security occurs or until the termination of the swap agreement, whichever is first. If a credit event does not occur prior to the termination of the swap contract, none of the Funds will make any payment to the counterparty. If a credit event does occur, the respective Fund will pay the counterparty the notional amount at par.

Security	Annuity Premium	Counterparty
AES Corp, 7.75%, 3/1/14	1.80%	Citibank
CDX Index	1.35%	JP Morgan
Computer Science, 7.375%, 6/15/11	(0.72)%	CSFB
Interpublic Group, 7.25%, 8/15/11	1.96%	CSFB
Lyondell Chemical, 9.50%, 12/15/08	1.47%	Citibank
Merck & Co Inc., 5.95%, 12/1/28	(0.165)%	JP Morgan
Merck & Co Inc., 5.95%, 12/1/28	(0.15)%	JP Morgan
Unisys Corp., 6.875%, 03/15/10	2.40%	Citibank
Unisys Corp., 6.875%, 03/15/10	1.60%	JP Morgan

The Limited Maturity, Global Short Bond and Emerging Markets Bond Funds have entered into total return credit swap agreements where the Fund and counterparties have agreed to exchange payments based on a notional principal amount of a specified security. The total return recipient, the Fund pays a financing charge in exchange for the total return, which includes interest and principal appreciation or depreciation of the underlying security.

Security	Annuity Premium	Counterparty
Brazil NTNF, 10%, 1/1/14	6M Libor	JP Morgan
Brazil NTNB, 6%, 5/15/09	6M Libor+0.40%	Citibank
Egypt, 0%, 9/26/06	6M Libor+0.50%	Citibank
Indonesia, 12%, 9/15/11	6M Libor	JP Morgan

The Core Bond, Opportunity Bond, Market Return, Global Fixed Income and Emerging Markets Bond Funds have entered into interest rate swap agreements where the Fund and counterparties have agreed to exchange interest payments based on a notional principal amount.

Fund Receives	Fund Pays	Counterparty
5.175%	PLN 6M Libor	CSFB
PLN 6M Libor	5.68	CSFB
8.66%	MXN 1M Libor	CSFB
Yen 6M Libor	1.595%	Citibank
2.56%	Yen 6M Libor	Citibank
3M Libor	5.711%	Citibank

Forward Currency Contracts

The Global Short Bond, Global Fixed Income, Emerging Markets Bond, Market Return, U.S. Growth Leaders, Small Cap Leaders, Limited Maturity, Short Bond, Core Bond, Opportunity Bond and High Income Funds each may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date, at which time a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Although forward contracts are used primarily to protect a Fund from adverse currency movements, they may also be used to increase exposure to a currency. Risk to a Fund may arise when anticipated currency movements are not accurately predicted. Additional risk may arise from the potential inability of counterparties to meet the terms of their contracts.

TBA Sale Commitments

Each of the Funds may enter into TBA sale commitments, such as dollar roll agreements, to hedge its portfolio position or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds from TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the current value of the underlying securities. The contract is “marked-to- market” daily and the change in the value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the Fund entered the commitment.

Collateral

Futures contracts, options, swap agreements and forward delivery agreements for foreign currency and fixed income securities require either cash settlement or delivery of securities at some future date with little or no initial investment. The Fund, which employs these investment options are required to segregate sufficient assets to cover any potential loss.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and net realized gains on foreign currency transactions are declared and paid monthly for all Funds, except for (i) Value Leaders, U.S. Growth Leaders and Small Cap Leaders Funds, which are declared and paid semi-annually, and (ii) the Bunker Hill Money Market, Limited Maturity, Short Bond, U.S. Government, GNMA, Tax Exempt Bond and California Municipal Income Funds, which are declared daily and paid monthly. Net realized gains on investments, if any, are declared and distributed at least annually. All distributions are paid in the form of additional shares unless cash payment is requested.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Federal Income Taxes

It is the policy of each Fund to meet the requirements for qualification as a regulated investment company as defined in applicable sections of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized gains sufficient to relieve it from all Federal income or excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

Each Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amounts of net investment income and net realized gains or losses reported in these financial statements may differ from those reported in each Fund’s tax return.

Return of capital distributions and net investment losses for tax purposes, if any, are reclassified to paid in capital.

Line of Credit

The Group has entered into a Credit Agreement with Deutsche Bank AG and Mellon Bank NA under which the banks have agreed to make loans to one or more of the Funds upon request by such Fund(s) and subject to the conditions of the Credit Agreement. The interest rate for any such loan will vary depending upon the type of borrowing chosen by the Fund. The aggregate of all such loans to the Funds may not exceed $60 million. No Fund took a loan during the period, nor did any Fund have a loan outstanding at the end of the period.

Affiliated Investment

Each of the Funds (except the Tax Exempt Bond and California Municipal Income Funds) invests in the Bunker Hill Money Market Fund, an affiliated Fund. Income earned by each Fund for the period is disclosed in the statements of operations.

Custodian Credits

The Funds have entered into an agreement with the custodian, whereby they earn custodian fee credits for temporary cash balances. These credits, which offset custodian fees that may be charged to the Funds, are based on 75% of the daily effective federal funds rate, and are disclosed in the statements of operations.

Other

Shared expenses incurred by the Group are allocated among the Funds of the Group on the basis of relative net assets. Fund-specific expenses are charged to each Fund as incurred.

3.    Related Party Transactions

Payden & Rygel (the “Adviser”) provides investment advisory services to the Funds. Under the terms of the investment advisory agreement, Payden & Rygel is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate. The rate for each Fund is shown in the table below.

	Adviser Fees Based on Assets				Expense Guarantee
	Between 0—500 Million	Between 0.5—1 Billion	Between 1—2 Billion	Over 2 Billion		Voluntary Expense Limit
Bunker Hill Money Market	0.15%	0.15%	0.15%	0.15%	0.50%	0.20%
Limited Maturity	0.28%	0.28%	0.25%	0.25%	0.60%	0.40%
Short Bond	0.28%	0.28%	0.25%	0.25%	0.60%	0.45%
U.S. Government	0.28%	0.28%	0.25%	0.25%	0.60%	0.50%
GNMA	0.27%	0.27%	0.27%	0.27%	0.50%	n/a
Core Bond	0.28%	0.28%	0.25%	0.25%	0.60%	0.45%
Opportunity Bond	0.28%	0.28%	0.25%	0.25%	0.60%	n/a
High Income	0.35%	0.35%	0.35%	0.35%	0.75%	n/a
Tax Exempt Bond	0.32%	0.28%	0.25%	0.25%	0.60%	0.50%
California Municipal Income	0.32%	0.32%	0.25%	0.25%	0.80%	0.50%
Value Leaders	0.50%	0.50%	0.50%	0.30%	0.80%	n/a
Market Return	0.28%	0.28%	0.25%	0.25%	0.60%	0.45%
U.S. Growth Leaders	0.60%	0.60%	0.50%	0.50%	1.00%	n/a
Small Cap Leaders	0.60%	0.60%	0.50%	0.50%	1.00%	n/a
Global Short Bond	0.30%	0.30%	0.30%	0.25%	0.70%	n/a
Global Fixed Income	0.30%	0.30%	0.30%	0.25%	0.70%	n/a
Emerging Markets Bond	0.45%	0.45%	0.45%	0.45%	1.25%	0.90%

Payden & Rygel agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest and taxes) will not exceed the percentages indicated above (“expense guarantee”) of that Fund’s average daily net assets on an annualized basis. Payden & Rygel also voluntarily agreed to temporarily limit each Fund’s total expenses, including advisory fees, to the percentages indicated above of each Fund’s average daily net assets on an annualized basis through October 31, 2006 (exclusive of interest and taxes).

Each Fund remains liable to Payden & Rygel for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or expense limit (whichever is in effect at the time of reimbursement).

Treasury Plus, Inc., a wholly owned subsidiary of the Adviser, serves as administrator to the Group. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Group at an annualized rate of 0.12%.

Under a distribution agreement with the Group, Payden & Rygel Distributors is not entitled to receive any fees from the Group.

The Emerging Markets Bond, Value Leaders, Market Return, U.S. Growth Leaders, Small Cap Leaders and High Income Funds employ a redemption fee on shareholders payable to the Distributor and equal to 2% of the value of shares redeemed if the shares are held less than one calendar month. The fees for the period are added to paid in capital and are disclosed in the statements of changes in net assets.

Certain officers and/or trustees of the Group are affiliated with Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Funds for serving as officers and/or trustees of the Group.

5.    Name and Strategy Change

On November 1, 2006 the Payden Growth & Income Fund changed its principal investment strategy. Generally the Fund will invest half its assets in large cap value stocks and the balance in exchange traded funds. The Fund also changed its benchmark to the Russell 1000 Value Index.

On February 27, 2006 the Payden Growth & Income Fund changed its name to the Payden Value Leaders Fund.

6.    Fund Termination

On February 22, 2006 Board of Trustees voted to close the Payden Real Return Fund. On March 15, 2006 the Fund closed and assets were transferred to other Paydenfunds or distributed in cash.

Item 2.	Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Payden and Rygel Investment Group

By (Signature and Title)	/s/ JOAN A. PAYDEN
Joan A. Payden
Chairman
Date 9/26/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ JOAN A. PAYDEN
Joan A. Payden
Chairman
Date 9/26/06

By (Signature and Title)	/s/ BRIAN W. MATTHEWS
Brian W. Matthews
Vice President and Chief Financial Officer
Date 9/26/06